File Nos. 33-23453
                                                                        811-5632

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/

                         Post-Effective Amendment No. 36

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/

                                Amendment No. 39

                           FREMONT MUTUAL FUNDS, INC.
              (Exact Name of Registration as Specified in Charter)

                          333 Market Street, Suite 2600
                         SAN FRANCISCO, CALIFORNIA 94105
               (Address of Principal Executive Offices) (Zip Code)

               Registrant's Telephone Number, including Area Code:

                                 (415) 284-8733

                             Tina Thomas, Secretary
                           Fremont Mutual Funds, Inc.
                          333 Market Street, Suite 2600
                         SAN FRANCISCO, CALIFORNIA 94105
                     (Name and Address of Agent for Service)

                                    copy to:
                                  Julie Allecta
                     Paul, Hastings, Janofsky & Walker, LLP
                        345 California Street, 29th floor
                          SAN FRANCISCO, CA 94104-2635

          It is proposed that this filing will become effective (check appropriate box)

It is proposed that this filing will become effective (check appropriate box):

     | |  Immediately upon filing pursuant to paragraph (b)
     | | On (date), 1998, pursuant to paragraph (b) of Rule 485 | | 60 days after filing pursuant to paragraph (a)(1)
     | |  On (date), pursuant to paragraph (a)(1)
     |X|  75 days after filing pursuant to paragraph (a)(2)
     | |  On (date), pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
     | | this post-effective amendment designates a new effective date for a previously file post-effective amendment.

                                December 31, 2000

                           FREMONT MUTUAL FUNDS, INC.
                                   PROSPECTUS

                         FREMONT NEW ECONOMY VALUE FUND
                         ------------------------------

Like all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities, nor has it passed on the accuracy or adequacy of this prospectus. It is a criminal offense to represent otherwise.

                                TABLE OF CONTENTS


OBJECTIVE AND STRATEGY.........................................................3

MAIN RISKS.....................................................................3

PERFORMANCE....................................................................3

FEES AND EXPENSES..............................................................4

EXAMPLE........................................................................4

PORTFOLIO MANAGEMENT...........................................................4

GENERAL RISKS..................................................................5

ABOUT THE ADVISOR..............................................................5

TYPES OF ACCOUNTS AVAILABLE....................................................6

HOW TO INVEST..................................................................7

HOW TO SELL YOUR SHARES.......................................................10

DIVIDENDS, DISTRIBUTIONS, AND TAXES...........................................14

INVESTMENT TERMS..............................................................17

OBJECTIVE AND STRATEGY

The Fremont New Economy Value Fund seeks long-term capital appreciation by investing in the stocks of large U.S. corporations. Normally, the Fund will invest at least 65% of the its total assets in these large cap stocks.

Using a combination of valuation disciplines and traditional fundamental analysis, Fund management seeks to identify high quality companies that are currently undervalued in the market.

o To identify and select these stocks Fund management: Follows a proprietary, time-tested process to identify U.S. large cap stocks that are attractively valued.
o Uses in-depth research and analysis to determine whether a stock's price has the potential to increase or if it is permanently cheap..

Based on this analysis Fund management creates a focused portfolio of large cap stocks that is diversified across market sectors.

MAIN RISKS

The Fund is designed for investors who understand the risk of investing in stocks and realize that the value of the Fund's investments and its shares may decline due to a drop in the stock markets.

The Fund intends to purchase stocks for the long term. However, sudden changes in such factors as a company's fundamental outlook or stock valuation may cause the Fund to sell stocks after only a short holding period.

As a non-diversified fund, the Fund may make larger investments in individual companies. Therefore, the Fund's share price may fluctuate more than the share price of a diversified fund.

There is the risk that you may lose money on your investment. For more information on this and other investment risks, please turn to page XX.

PERFORMANCE

The Fund's total return bar chart and performance table will be provided once the Fund has completed a full calendar year of operations.

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

     SHAREHOLDER FEES+                             None

     ANNUAL FUND OPERATING EXPENSES
     Deducted from Fund assets

     Management Fees                              0.75%
     Distribution (12b-1) Fees                     None
     Other Expenses++                             0.88%
                                                  -----
     Total Annual Fund Operating Expenses         1.63%
     Less: Fees waived and Reimbursed+++          0.43%
                                                  -----
     Net Operating Expenses                       1.20%
                                                  =====

+    The Transfer Agent charges a $10 service fee on wire redemptions.
++   Based on estimated amounts for the current fiscal year.
+++ The Advisor is contractually obligated to limit the Fund's expenses to 1.20% until March 1, 2002.

EXAMPLE

The example below is intended to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. Your actual costs may be higher or lower.

          FREMONT VALUE FUND
                1 YEAR                       3 YEARS
                ------                       -------
                 $122                         $472

This example assumes:

o That you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.
o    That your investment has a 5% return each year.
o    That the Fund's operating expenses remain the same.

PORTFOLIO MANAGEMENT

The Fremont New Economy Value Fund is managed by Fremont Investment Advisors, Inc. [FINAL PORTFOLIO MANAGER INFORMATION TO BE PROVIDED AT A LATER DATE. SEE PAGE 5 FOR MORE INFORMATION ABOUT THE ADVISOR.] [INSERT NAME HERE], [INSERT TITLE HERE], is the portfolio manager of the fund. [Add additional portfolio managers and/or work history (s)]

UNDERSTANDING INVESTMENT RISK

GENERAL RISKS

o Market Risk: The market value of individual securities may go up or down, sometimes rapidly and unpredictably. These changes may occur over long or short periods of time, and may cause the Fund's shares to be worth more or less than they were at the time of purchase. Market risk could apply to individual securities, a segment of the market, or the market overall.

o Liquidity Risk: From time-to-time, certain Fund investments may be illiquid, or difficult to sell, and this could affect performance. If, for example, the Fund is not able to sell certain stocks or bonds at the desired time and price, this may limit its ability to buy other securities.

o Portfolio Turnover: The Fund generally intends to purchase securities for long-term investment rather than short-term gains. However, a security may be held for a shorter than expected period of time if, among other things, the manager needs to raise cash or feels that the investment has served its purpose. Also, stocks or bonds may be sold sooner than anticipated due to unexpected changes in the markets, or in the company that issued the securities. Portfolio turnover rates are generally not a factor in making buy and sell decisions. A high portfolio turnover rate may result in higher costs relating to brokerage commissions, dealer mark-ups and other transaction costs. The sale of securities may also create taxable capital gains.

o Temporary Defensive Measures: From time-to-time, the Fund may invest a portion of its assets in money market securities as a temporary defensive measure. Of course, the Fund cannot pursue its stated investment objective while taking defensive measures.

ABOUT THE ADVISOR

Fremont Investment Advisors, Inc. (referred to in this prospectus as the "Advisor"), located at 333 Market Street, Suite 2600, San Francisco, California, provides the Fremont New Economy Value Fund with investment management and administrative services. The Advisor was formed in 1986 by a group of investment professionals that served as the in-house investment management team for Bechtel Group, Inc., the global engineering firm.

These professionals have provided investment management services to the Bechtel Retirement Plan and the Bechtel Foundation since 1978. The Advisor now manages investments for institutions and individuals, in addition to continuing to service the Bechtel Group.

For its services, the Fund pays the Advisor a monthly management fee based upon its average daily net assets at the annual rate of 0.75%.

In 1996, Fremont Mutual Funds and the Advisor obtained from the Securities and Exchange Commission an order that permits the Advisor to hire and terminate sub-advisors, and modify sub-advisory agreements without the prior approval of shareholders. Fremont Mutual Funds' Board of Directors reviews and approves the hiring of new sub-advisors. If the Advisor hires a new sub-advisor or materially changes a sub-advisory agreement, the Advisor will notify shareholders of all changes including sub-advisory fees.

TYPES OF ACCOUNTS AVAILABLE

Once you choose the mutual funds that are right for you, you should choose the type of account you want to invest in. Fremont offers a variety of accounts designed for your investment needs. Review the types of accounts described below to find the account type that is best for you.

-----------------------------------------------------------------------------------------------------------
ACCOUNT TYPE                 PURPOSE                                  DESCRIPTION
-----------------------------------------------------------------------------------------------------------
INDIVIDUAL                   For your general investment needs.       Individual accounts are owned by
                                                                      one person.
-----------------------------------------------------------------------------------------------------------
JOINT TENANTS                For the general investment needs of      Joint tenant accounts are owned by
                             two or more people.                      more than one person.
-----------------------------------------------------------------------------------------------------------
GIFT TO MINOR                To invest for a minor's education or     Gift or Transfer to Minor
                             other future needs.                      (UGMA/UTMA)custodial accounts
                                                                      provide a way to invest on behalf of
                                                                      a minor.
-----------------------------------------------------------------------------------------------------------
TRUST                        For money being invested by a trust,     The trust or plan must be established
                             employee benefit plan, or profit-        before an account can be opened.
                             sharing plan.
-----------------------------------------------------------------------------------------------------------
CORPORATION, PARTNERSHIP     For investment needs of                  You will need to provide a certified
OR OTHER ENTITY              corporations, associations,              corporate resolution with your
                             partnerships, institutions, or other     application.
                             groups.
-----------------------------------------------------------------------------------------------------------
RETIREMENT ACCOUNTS These accounts require a specific application. To order, call 800-548-4539 (press 1).
-----------------------------------------------------------------------------------------------------------
TRADITIONAL IRA              Allows you to make deductible or         This type of retirement account
                             non-deductible contributions to your     allows anyone under age 70 1/2 with
                             retirement account, and defer paying     earned income to save up to $2,000
                             taxes on your earnings until after       per tax year.  If your spouse has
                             you withdraw the money from your         less than $2,000 in earned income,
                             account - usually after retirement.      he or she may still contribute up to
                                                                      $2,000 to an IRA, as long as you and
                                                                      your spouse's combined earned income
                                                                      is at least $4,000.
-----------------------------------------------------------------------------------------------------------
ROTH IRA                     Allows you to make non-deductible        Single taxpayers with Adjusted Gross
                             contributions to your retirement         Income (AGI) up to $95,000 per year,
                             account today, and withdraw your         and married couples with AGI up to
                             earnings tax-free after you are 59 1/2   $150,000 per year, may contribute up
                             and have had the account for at least    to $2,000 each, or $4,000 per couple,
                             five years.                              respectively, per tax year
-----------------------------------------------------------------------------------------------------------
SIMPLIFIED EMPLOYEE          Allows owners and employees of           SEP-IRAs allow small business owners
PENSION PLAN (SEP-IRA)       small businesses with fewer than         or those with self-employment income
                             five employees to invest tax-            to make tax-deductible contributions
                             deferred for retirement.                 of up to 15% of the first $160,000
                                                                      of compensation per year for
                                                                      themselves and any eligible
                                                                      employees.
-----------------------------------------------------------------------------------------------------------

                                       6

-----------------------------------------------------------------------------------------------------------
SIMPLE IRA                   Allows owners and employees of           This type of IRA must be
                             small businesses with 5 to 99            established by an employer
                             participants to invest tax-deferred      (including a self-employed person).
                             for retirement.                          Simple IRAs enable all employees
                                                                      of the employer to invest up to
                                                                      $6,000 of pre-tax income, deferring
                                                                      taxes until retirement. The employer
                                                                      is also generally required to make a
                                                                      contribution for each employee who
                                                                      elects to contribute.
-----------------------------------------------------------------------------------------------------------
OTHER RETIREMENT PLANS                                                A Fremont Mutual Fund may be used as
                                                                      an investment in many other kinds of
                                                                      employer-sponsored retirement
                                                                      plans.  All of these accounts need
                                                                      to be established by the trustee of
                                                                      the plan.
-----------------------------------------------------------------------------------------------------------

HOW TO INVEST

There are a number of ways to invest with Fremont. THE MINIMUM INITIAL INVESTMENT IS $2,000 FOR A REGULAR ACCOUNT AND $1,000 FOR AN IRA. Establish an Automatic Investment Plan when opening an account and Fremont will waive the new account minimum.


---------------------------------------------------------------------------------------------------------------
INVESTMENT METHOD         TO OPEN AN ACCOUNT                      TO ADD TO YOUR INVESTMENT
---------------------------------------------------------------------------------------------------------------
BY MAIL                   Mail in an Account Application          Mail your check or money order payable to
                          with  your check or money order         Fremont Mutual Funds for $100 or more
                          payable to FREMONT MUTUAL
                          FUNDS.  Fremont will not accept
                          third party checks.
---------------------------------------------------------------------------------------------------------------
BY TELEPHONE              Use the Telephone Exchange              Use the Telephone Exchange Privilege to
(TELEPHONE EXCHANGE       Privilege to move $2,000 or             move your investment from one Fremont fund
PRIVILEGE)                more ($1,000 for IRAs) from an          to another. Please note that exchanges
                          existing Fremont Fund account           between funds may be subject to capital
                          into a new, identically registered      gains taxes.
                          account. To use the Telephone
                          Exchange Privilege, you must
                          first sign up for the privilege by
                          checking the appropriate box on
                          your Account Application. After
                          you sign up, please allow time
                          for Fremont to open your
                          account.
---------------------------------------------------------------------------------------------------------------
BY TELEPHONE                                                      Transfer money from your bank to your
(AUTOBUY PROGRAM)                                                 Fremont account by telephone. You must sign
                                                                  up for this privilege on your Account
                                                                  Application, and attach a voided check.
---------------------------------------------------------------------------------------------------------------
BY WIRE                                                           Call 800-548-4539 (press 2) to request bank
                                                                  routing information for wiring your money to
                                                                  Fremont. Not available for IRA accounts.
---------------------------------------------------------------------------------------------------------------
BY AUTOMATIC                                                      Use the Automatic Investment Plan to move
INVESTMENT PLAN                                                   money ($50 minimum) from your financial
                                                                  institution (via Automated Clearing House) to
                                                                  your Fremont account once or twice each
                                                                  month.  For more information about the
                                                                  Automatic Investment Plan, see the text
                                                                  immediately below.  TO PARTICIPATE, CALL TO
                                                                  REQUEST AN AUTOMATIC INVESTMENT PLAN REQUEST
                                                                  FORM.
---------------------------------------------------------------------------------------------------------------

FREMONT MAKES IT EASY TO INVEST

THE AUTOMATIC INVESTMENT PLAN

This convenient service allows you to automatically transfer money once or twice a month from your pre-designated bank account to your Fremont account.

o    The amount of the monthly investment must be at least $50.

o Open your account with the Automatic Investment Plan, and we will waive the new account minimum.

o If your transfer date falls on a weekend or holiday, we will process the transaction on the previous business day. To change the amount or frequency of your automatic investments, or to stop future investments, you must notify us in writing or by calling 800-548-4539 (press 2). We must receive your request at least 5 days prior to your next scheduled investment date.

WHAT YOU SHOULD KNOW WHEN MAKING AN INVESTMENT

HOW A MUTUAL FUND IS PRICED

The Fund's net asset value, or NAV, is the price of a single share. The NAV is computed by adding up the value of the Fund's investments, cash, and other assets, subtracting its liabilities, and then dividing the total by the number of shares outstanding.

The Fund's NAV is calculated after the close of trading on the New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern time, on each day that the exchange is open for trading ("Closing Time").

The Fund values its portfolio securities and assets using price quotes from the primary market in which they are traded. If prices are not readily available, values will be determined using a method adopted by the Fund's Board of Directors. This value may be higher or lower than the securities' closing price in their relevant markets.

WHEN AN ORDER TO BUY (OR SELL) IS CONSIDERED RECEIVED

Your investment and your application must both be received by Closing Time in order for you to receive that day's price.

All orders  received  after  Closing Time will be processed  with the next day's
NAV.

An order is considered received when the application (for a new account) or information identifying the account and the investment are received in good order by National Financial Data Services (NFDS), Fremont's transfer agent.

OTHER PURCHASING POLICIES

All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. Fremont Mutual Funds does not accept third party checks, cash, credit cards, or credit card checks.

If you purchase shares by check, and then you sell those shares, your payment may be delayed until your purchase check has cleared.

If Fremont receives notice of insufficient funds for a purchase made by check or autobuy, the purchase will be canceled and you will be liable for any related losses or fees the Fund or its transfer agent incurs.

During times of drastic economic or market conditions, it may be difficult to purchase shares by telephone. The transfer agent will do its best to accommodate all Fremont shareholders, but you should consider using overnight mail if you find that you are unable to get through on the telephone.

ABUSIVE TRADING PRACTICES

Fremont does not permit excessive short-term trading, market-timing, or other abusive trading practices in our Funds. These practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the Funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgement, has been or may be disruptive to a fund. Fremont defines abusive trading practices as making six or more complete exchanges - into and out of - one fund within a 12-month period.

Fremont may modify exchange privileges by giving 60 days' written notice to shareholders.

INVESTING THROUGH OTHER INVESTMENT FIRMS

You may purchase or redeem shares of the Fund through authorized broker-dealers, banks, or other financial institutions. These institutions may charge for their services or place limitations on the extent to which you may use the services offered by Fremont Mutual Funds.

The Fund may compensate third-party service providers who perform shareholder servicing normally performed by the Fund.

HOW TO SELL YOUR SHARES

You can arrange to take money out of your fund account at any time by selling (redeeming) some or all of your shares. Your shares will be sold at the next calculated NAV, or share price, after your request is received in good order. We will not process a redemption request until the documentation described below has been received in good order by the transfer agent.

When you sell your shares, you may choose one of the selling methods described in the table below, as well as how you would like to receive your money.

Fremont has put several safeguards in place which are intended to protect the interests of our shareholders. By providing all the information requested when you sell your shares, you help us to complete your order in as timely a manner as possible.

-----------------------------------------------------------------------------------------------------------
SELLING METHOD               FEATURES AND REQUIREMENTS
-----------------------------------------------------------------------------------------------------------
BY MAIL                      Mail your instructions to:               If you are using overnight mail:
                             Fremont Mutual Funds, Inc.               Fremont Mutual Funds, Inc. c/o
                             c/o National Financial Data              National Financial Data Services 330
                             Services                                 W. 9th Street
                             P.O. Box 219343                          Kansas City, MO  64105
                             Kansas City, MO 64121-6343
-----------------------------------------------------------------------------------------------------------
BY TELEPHONE (TELEPHONE      The Telephone Redemption Privilege allows you to redeem your shares by
REDEMPTION PRIVILEGE)        phone. You must make your telephone redemptions by Closing Time to receive that day's price. You must provide written authorization to add this privilege to your account prior to making the request.
-----------------------------------------------------------------------------------------------------------
BY AUTOMATIC                 The Automatic Withdrawal Plan (explained more fully below) lets you set
WITHDRAWAL PLAN              up automatic monthly, quarterly, or annual redemptions from your account in specified dollar amounts ($100 minimum). To establish this feature, complete an Automatic Withdrawal Request form which is available by calling 800-548-4539 (press 2).
-----------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HOW WOULD YOU LIKE TO RECEIVE YOUR MONEY?

o    By Check - Your check will be sent by regular mail to your address on file.

o    By Wire - There is a $10 service fee.

o By Electronic Transfer - Please allow 3 business days. Before placing your order, check to make sure that your financial institution can receive electronic transfers made through the Automated Clearing House.
--------------------------------------------------------------------------------

SPECIAL SERVICES AVAILABLE:

AUTOMATIC WITHDRAWAL PLAN

This convenient service allows you to arrange to receive as little as $100 from your Fremont account on either a monthly, quarterly, or annual basis. There is currently no charge for this service, but there are several policies you should be aware of:

o Redemptions by check will be made on the 15th and/or the last business day of the month.

o Redemptions made by electronic transfer will be made on the date you indicate on your Automatic Withdrawal Form.

o If the withdrawal date falls on a weekend or holiday we will process the transaction on the prior business day.

o You may also request automatic exchanges and transfers of a specified dollar amount.

WIRE TRANSFER

You may wish to wire the proceeds of a redemption from your Fremont account to another financial institution. If you wire money from your Fremont account, shares from your Fremont account are sold on the day we receive your instructions (if you call before the Closing Time).

Generally, the wire transfer is processed the next business day. The money should arrive at your financial institution the same day the wire is sent.

In order to use the wire redemption feature, bank account instructions must be established prior to the requests. You may authorize the wire privilege on your new account application, or by written instruction with a signature guarantee, and provide Fremont with bank account instructions. A $10 fee applies each time you wire money from your Fremont account.

WHAT YOU SHOULD KNOW BEFORE REDEEMING SHARES:

HOW WE DETERMINE THE REDEMPTION PRICE

The price at which your shares will be redeemed is determined by the time of day National Financial Data Services (NFDS), Fremont's transfer agent, or another authorized agent, receives your redemption request.

If a request is received before Closing Time, the redemption price will be the Fund's net asset value reported for that day. If a request is received after Closing Time, the redemption price will be the Fund's net asset value reported for the next day the market is open.

HOW TO REDEEM AT TODAY'S PRICE

If you have signed up for the Telephone Redemption Privilege, you may call in your redemption request before Closing Time to receive that day's share price. Or, you may arrange to have your written redemption request, with a signature guarantee, if required, and any supporting documents, delivered to NFDS before Closing Time.

REDEMPTIONS IN KIND

In extreme conditions, there is a possibility that Fremont may honor all or some of a redemption amount as a "redemption in kind." This means that you could receive some or all of your redemption in readily marketable securities held by the Fund.

ABOUT REDEMPTION CHECKS

Normally, redemption proceeds will be mailed within three days after your redemption request is received although it can take up to 10 days. The Fund may hold payment on redemptions until it is reasonably satisfied that it has received payment for a recent purchase.

Redemption checks are made payable to the shareholder(s) of record; if you wish for the check to be made payable to someone other than the account owners, you must submit your request in writing, and the signatures of all shareholders of record must be guaranteed. For more information about a "signature guarantee" please see page XX.

If your account balance falls below $2,000, the Fund has the right to redeem your shares after giving you 30 days' notice.

WHEN YOU CAN'T REDEEM

Redemptions may be suspended or payment dates postponed on days when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the Securities and Exchange Commission.

During times of drastic economic or market conditions, it may be difficult to sell shares by telephone. Fremont will do its best to accommodate all shareholders, but you should consider using overnight mail if you find that you are unable to get through by telephone.

--------------------------------------------------------------------------------
REDEMPTION CHECKLIST:

Fremont would like to fulfill your request to sell shares as quickly as possible. Here are reminders to help you avoid some of the common problems that can delay the sale process:

|X| Include all your account information - your name, the fund's name, and your account number.

|X| Provide your preferred redemption method - check, wire, or electronic transfer.

|X| Specify the dollar amount or number of shares you are redeeming. For IRA accounts, specify the percent of your holdings that you would like withheld for taxes.

|X| Have all account owners sign the letter of instruction - if you send us a letter of instruction, make sure that all account owners have signed the letter requesting the sale.

|X| Have signature(s) guaranteed when needed - review the signature guarantee requirements on page XX. Be sure to obtain a signature guarantee if your sale meets those requirements.
--------------------------------------------------------------------------------

OTHER POLICIES YOU SHOULD KNOW ABOUT (CON'T.)

WHEN ADDITIONAL DOCUMENTATION IS REQUIRED

Certain accounts (such as trust accounts, corporate accounts and custodial accounts) may require documentation in addition to the redemption request. For more information, please call 800-548-4539 (press 2).

WHEN YOU NEED A SIGNATURE GUARANTEE

Certain requests must include a signature guarantee, which is designed to protect you and Fremont from fraudulent activities. Your request must be made in writing and include a signature guarantee if any of the following situations applies:

o    You wish to redeem more than $50,000 worth of shares.

o The check is being mailed to an address different from the one on your account (address of record).

o    The check is being made payable to someone other than the account owner.

o    You are instructing us to change your bank account information.

HOW TO OBTAIN A SIGNATURE GUARANTEE

You should be able to obtain a signature guarantee from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

If you would like more information about the signature guarantee, or would like to sign up for the Telephone Redemption Privilege after you have already opened your account, please call 800-548-4539 (press 2).

MONITORING YOUR INVESTMENT

STATEMENTS & REPORTS

There are a variety of ways to track your mutual fund investment. Most major newspapers carry daily mutual fund listings.

You can check fund prices, your account balances, and process transactions by calling our 24-hour automated line at 800-548-4539 (press 3).

In addition, you will receive statements and reports regarding your account on a regular basis:

o Confirmation statements will be sent when you make a transaction in your account or change your account registration.

o Quarterly statements, with account information as of the end of March, June, September and December.

o    Annual and Semi-Annual Reports for shareholders.

You can request duplicate statements or copies of your historical account information by calling 800-548-4539 (press 2).

ACCOUNT ACCESS ON THE INTERNET

Shareholders can use our secure Web site at WWW.FREMONTFUNDS.COM to:

o    Check current account balances;

o    View a portfolio;

o    Buy, exchange, or sell shares (some restrictions may apply);

o    View previous transactions; and

o    Order duplicate statements.

Our Web site also provides fund performance, distribution schedules, forms and other in-depth information to help shareholders.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS HELP YOUR INVESTMENT GROW

When you open a taxable account, you should specify on your application how you would like to receive your dividends and capital gain distributions.

The Fund pays dividends based on the income that it has received from its investments. The dividends may be taxed as ordinary income. Capital gains distributions occur when a Fund pays out gains realized on the sale of investment securities. Your capital gains distributions are taxed at different rates, depending on how long the Fund owned the security. Long-term capital gains are those from securities held more than 12 months, and short-term capital gains are from securities held less than 12 months. The Fund pays dividends and makes capital gains distributions annually.

As an investor, there are five different ways you can choose to receive dividends and distributions:

o Automatically reinvest all dividends and capital gains distributions in additional shares.

o    Receive all distributions of income dividends and capital gains in cash.

o Receive income dividends and short-term capital gains distributions in cash and accept long-term capital gains distributions in additional shares.

o Automatically reinvest income and short-term capital gains distributions and receive long-term capital gains distributions in cash.

o Invest all dividends and capital gains distributions in another Fremont Mutual Fund owned through an identically registered account.

If circumstances change after you make your selection, you can always change your options by calling 800-548-4539 (press 2).

POLICIES AND PROCEDURES

If you are under age 59 1/2 , cash distributions from an IRA are subject to income taxes and penalties. Therefore, all distributions for IRA accounts are automatically reinvested. After age 59 1/2, you may request payment of distributions in cash.

When you reinvest dividends and distributions, the reinvestment price is the Fund's NAV at the close of business on the payable date.

YOUR TAX ID NUMBER IS REQUIRED

If you have not provided a correct taxpayer identification number, usually a Social Security number, the Fund is required by the Internal Revenue Service
(IRS) to withhold 31% from any dividend and/or redemption that you receive.

TAX CONSIDERATIONS

TAX PLANNING IS ESSENTIAL

As with any investment, you should consider how your investment in the Fund will be taxed. If your account is tax-deferred or tax-exempt (for example, an IRA or an employee benefit plan account), the information on this page does not apply. If your account is not tax-deferred or tax-exempt, however, you should be aware of these tax rules.

DISTRIBUTIONS MAY BE TAXABLE

A distribution is a payout of realized investment gains on securities in the Fund's portfolio. When, for example, the Fund sells a stock at a profit, that profit has to be recorded for tax purposes, combined with all the other profits made that year, and distributed to shareholders based on the number of shares held.

Distributions are subject to federal income tax, and may also be subject to state or local taxes.

Distributions are taxable when they are paid, whether you take them in cash or reinvest them in additional shares. However, distributions declared in December and paid in January are taxable as if they were paid on December 31.

CAPITAL GAINS ARE FEDERALLY TAXABLE

For federal tax purposes, the Fund's:

o Income and short-term capital gains distributions are taxed as dividends, meaning that you'll pay tax at your marginal tax rate on this amount;

o Long-term capital gains distributions are taxed as long-term capital gains (currently at a maximum of 20%).

TAX REPORTING

Every year, Fremont will send you and the IRS a statement, called a Form 1099-DIV, showing the amount of each taxable distribution you received in the previous year.

TAXES ON TRANSACTIONS

A capital gain or loss is the difference between the cost of your shares and the price you receive when you sell them.

Your redemptions-including exchanges between Funds-are subject to capital gains tax.

INVESTMENT TERMS

Advisor - A firm that provides investment management and administrative services, in this case, Fremont Investment Advisors, Inc.

Automated Clearing House (ACH) - An outside service provider for Fremont Mutual Funds that transfers money between Fremont and other participating financial institutions.

Benchmark Index - A recognized measure of performance, of stock or bond markets. All mutual funds are required to have a relevant benchmark index, so that investors have a standard by which to judge fund performance over time.

Broker-Dealer - A firm that is licensed to carry out a securities transaction. Examples would be Charles Schwab or E*Trade.

Capital Gain - The sale price of an investment less the original purchase price. If the number is positive there is a gain. For example, if the Fund manager buys 10,000 shares of Stock A for $2,000,000 and later sells the same 10,000 shares for $3,000,000, the result is a capital gain of $1,000,000 ($3,000,000 -
$2,000,000 = $1,000,000).

o Short-Term Gains - Capital gains on securities held for less than 12 months.

o    Long-Term Gains - Capital gains on securities held for more than 12 months.

Closing Time - When regular session trading closes on the New York Stock Exchange, usually 4:00 p.m. Eastern time, but sometimes earlier.

Distribution - A payout of realized capital gains on the securities in a Fund's portfolio. Generally, once a year each Fremont Mutual Fund calculates the profits it has made that year on the sale of securities, adds all other profits, and distributes the profits to the Fund's investors based on the number of shares they hold.

Dividend - The payout of income earned on an investment to a  shareholder.  Like
other  mutual  funds,   Fremont  Mutual  Funds  periodically  pay  dividends  to
shareholders based on the income received from investments.

Liquidity - the ability to buy or sell an investment quickly without affecting its price.

Market Capitalization (Market Cap) - The market value of a corporation's stock, determined by multiplying the number of stock shares issued by the market price of a share of stock. Investment managers often use market capitalization as one investment criterion, requiring, for example, that a company have a market capitalization of $100 million or more to qualify as an investment.

Mutual Fund - An investment company that pools the money of many people to invest in any of a variety of different types of securities. A mutual fund offers investors the advantages of investment diversification and professional management.

Net Asset Value (or NAV) - The price of a single fund share. Calculated by adding up the value of all the Fund's investments, cash, and other assets, subtracting its liabilities, and then dividing the result by the number of shares outstanding.

No-Load Mutual Fund - A type of mutual fund that does not impose a charge for purchasing or redeeming shares, so that all of your money goes to work for you.

Portfolio - An investor's or a Fund's combined holdings.

Portfolio Turnover - The percentage of the dollar value of the portfolio which is replaced each year. This is calculated by dividing the total purchases or sales for the year, whichever is less, by the average assets for the year.

Redemption - The act of selling shares of a mutual fund.

Security - A type of investment whose authenticity is attested to by a legal document. Stocks, bonds, options and warrants are examples of a security. A stock certificate signifies partial ownership of a corporation. A bond demonstrates that the possessor is owed money by a corporation or government body.

Signature Guarantee - A security measure that confirms your identity, required for certain transactions in order to reduce fraud. For these transactions, signatures must be guaranteed by an "eligible guarantor" - a bank, broker-dealer, credit union, national securities exchange, registered securities association, clearing agency or savings association. A notary public is not an acceptable guarantor.

Stock - A share of ownership in a corporation.

Sub-Advisor - A firm hired by the advisor of a fund to manage or co-manage that fund's investment portfolio.

Transfer Agent - The service provider retained by a mutual fund company to keep shareholder records, manage the flow of shareholders' funds, and resolve administrative issues.

Wire - A method of transferring money between your Fremont account and another financial institution using the Federal Reserve Wiring System.

                              FREMONT MUTUAL FUNDS

FOR MORE INFORMATION

In addition to the Fund information contained in this Prospectus, you may also request the following free publications from Fremont Mutual Funds:

o    Annual and Semi-Annual Reports
     Additional information about the Fund's investments is available in the Fund's Annual and Semi-Annual Reports to shareholders. In these reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

o    Statement of Additional Information
     This publication gives you more information about the Fund's investment strategy. Legally it is "incorporated by reference," or considered part of this Prospectus.

You may also obtain copies of these publications by visiting the Securities and Exchange Commission's (SEC) Public Reference Room in Washington, D.C., or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, D.C. 20549-6009.

Phone: 202-942-8090
Web site: http://www.sec.gov
E-mail: publicinfo@sec.gov


Fremont Funds [LOGO]

For general information: 800-565-0254, or 415-284-8562 (outside U.S.) Please visit our web site at: www.fremontfunds.com

SEC File No: 811-05632

Distributed by First Fund Distributors, Inc., San Francisco, CA 94105 Copyright 2001 Fremont Mutual Funds, Inc. All rights reserved.

                           FREMONT MUTUAL FUNDS, INC.

                         FREMONT NEW ECONOMY VALUE FUND

                             TOLL-FREE: 800-548-4539

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information concerning Fremont Mutual Funds, Inc. (the "Investment Company") is not a prospectus. This Statement of Additional Information supplements the Prospectus for the Fremont New Economy Value Fund (the "Fund") dated December 31, 2000 and should be read in conjunction with the Prospectus. Copies of the Prospectus are available without charge by calling the Investment Company at the phone number printed above.

The date of this Statement of Additional Information is December 31, 2000.

                                TABLE OF CONTENTS


THE CORPORATION..............................................................B-2

INVESTMENT OBJECTIVE, POLICIES, AND RISK CONSIDERATIONS......................B-3

GENERAL INVESTMENT POLICIES..................................................B-3

INVESTMENT RESTRICTIONS.....................................................B-19

INVESTMENT COMPANY DIRECTORS AND OFFICERS...................................B-20

INVESTMENT ADVISORY AND OTHER SERVICES......................................B-23

EXECUTION OF PORTFOLIO TRANSACTIONS.........................................B-25

HOW TO INVEST...............................................................B-26

OTHER INVESTMENT AND REDEMPTION SERVICES....................................B-28

TAXES - MUTUAL FUNDS........................................................B-29

ADDITIONAL INFORMATION......................................................B-32

INVESTMENT RESULTS..........................................................B-34

APPENDIX A: DESCRIPTION OF RATINGS..........................................B-43

                                 THE CORPORATION


The Investment Company, organized as a Maryland corporation on July 13, 1988, is a fully managed, open-end investment company. Currently, the Investment Company has authorized several series of capital stock with equal dividend and liquidation rights within each series. This Statement of Additional Information pertains to the Fremont New Economy Value Fund (the "Fund"), a non-diversified Fund. Investment Company shares are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no preemptive or conversion rights. Shares may be voted in the election of directors and on other matters submitted to the vote of shareholders. As permitted by Maryland law, there normally will be no annual meeting of shareholders in any year, except as required under the Investment Company Act of 1940, as amended (the "1940 Act"). The 1940 Act requires that a meeting be held within 60 days in the event that less than a majority of the directors holding office has been elected by shareholders. Directors shall continue to hold office until their successors are elected and have qualified. Investment Company shares do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of directors can elect all of the directors. Shareholders holding 10% of the outstanding shares may call a meeting of shareholders for any purpose, including that of removing any director. A director may be removed upon a majority vote of the shareholders qualified to vote in the election. The 1940 Act requires the Investment Company to assist shareholders in calling such a meeting.

The management of the business and affairs of the Investment Company is the responsibility of the Board of Directors. Fremont Investment Advisors, Inc. (the "Advisor") provides the Fund with investment management and administrative services under an Investment Advisory and Administrative Agreement (the "Advisory Agreement") with the Investment Company. The Advisory Agreement provides that the Advisor shall furnish advice to the Fund with respect to its investments and shall, to the extent authorized by the Board of Directors, determine what securities shall be purchased or sold by the Fund. The Advisor's Investment Committee oversees the portfolio management of the Fund.

The professional staff of the Advisor has offered professional investment management services regarding asset allocation in connection with securities portfolios to the Bechtel Group, Inc. Retirement Plan and the Bechtel Foundation since 1978 and to Fremont Investors, Inc. (formerly Fremont Group, Inc.) since 1987. The Advisor also provides investment advisory services regarding asset allocation, investment manager selection and portfolio diversification to a number of large Bechtel-related investors. The Investment Company is one of the Advisor's clients.

The Advisor will provide direct portfolio management services to the extent that a sub-advisor does not provide those services. In the future, the Advisor may propose to the Investment Company that different or additional sub-advisor(s) be engaged to provide investment advisory or portfolio management services to the Fund. Prior to such engagement, any agreement with a sub-advisor must be approved by the Board of Directors and, if required by law, by the shareholders of the Fund. The Advisor may in its discretion manage all or a portion of the Fund's portfolio directly with or without the use of a sub-advisor.

On any matter submitted to a vote of shareholders, such matter shall be voted by the Fund's shareholders separately when the matter affects the specific interest of the Fund (such as approval of the Advisory Agreement with the Advisor) except in matters where a vote of all series in the aggregate is required by the 1940 Act or otherwise.

Pursuant to the Articles of Incorporation, the Investment Company may issue ten billion shares. This amount may be increased or decreased from time-to-time at the discretion of the Board of Directors. Each share of a series represents an interest in that series only, has a par value of $0.0001 per share, represents an equal proportionate interest in that series with other shares of that series, and is entitled to such dividends and distributions out of the income earned on the assets belonging to that series as may be declared at the discretion of the Board of Directors. Shares of a series when issued are fully paid and are non-assessable. The Board of Directors may, at its discretion, establish and issue shares of additional series of the Investment Company.

Stephen D. Bechtel, Jr., and members of his family, including trusts for family members, due to their shareholdings, may be considered controlling persons of the Fund under applicable Securities and Exchange Commission regulations.

             INVESTMENT OBJECTIVE, POLICIES, AND RISK CONSIDERATIONS

The  descriptions   below  are  intended  to  supplement  the  material  in  the
Prospectus.

Although the Fund invests primarily in common stocks and securities convertible into common stock, for liquidity purposes it will normally invest a portion of its assets in high quality, short-term debt securities and money market instruments with remaining maturities of one year or less, including repurchase agreements. Whenever, in the judgment of the Advisor or the Sub-Advisor, market or economic conditions warrant, the Fund may, for temporary defensive purposes, invest without limitation in these instruments. Of course, during times that the Fund is investing defensively, the Fund will not be able to pursue its stated investment objective.

The Fund may also hold other types of securities from time to time, including non-convertible bonds and preferred stocks, in an amount not exceeding 5% of its net assets. Preferred stocks and bonds will be, at the time of purchase, (i) rated in the top two categories of Moody's Investor Service, Inc. (Aaa or Aa) or Standard & Poor's Ratings Group, (AAA or AA), or (ii) have a comparable rating by another Nationally Recognized Statistical Rating Organization ("NRSRO), or
(iii) be of comparable quality as determined by the Advisor and/or Sub-Advisor.

GENERAL INVESTMENT POLICIES

Money Market Instruments
------------------------

The Fund may invest in any of the following "money market" instruments: certificates of deposit, time deposits, commercial paper, bankers' acceptances and Eurodollar certificates of deposit; U.S. dollar-denominated money market instruments of foreign financial institutions, corporations and governments; U.S. government and agency securities; money market mutual funds; and other debt securities which are not specifically named but which meet the Fund's quality guidelines. The Fund also may enter into repurchase agreements as described below and may purchase variable and floating rate debt securities.

At the time of purchase, short-term securities must be rated in the top rating category by at least two NRSROs or, in the case of a security rated by only one NRSRO, rated in the top rating category of that NRSRO, or if not rated by an NRSRO, must be determined to be of comparable quality by the Advisor and/or Sub-Advisor. Generally, high quality short-term securities must be issued by an entity with an outstanding debt issue rated A or better by an NRSRO, or an entity of comparable quality as determined by the Advisor and/or Sub-Advisor, using guidelines approved by the Board of Directors. Obligations of foreign banks, foreign corporations and foreign branches of domestic banks must be payable in U.S. dollars. See Appendix A to the Statement of Additional information for a description of rating categories.

U.S. Government Securities
--------------------------

The Fund may invest in U.S. government securities, which are obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities. Some U.S. government securities, such as Treasury bills, notes and bonds and Government National Mortgage Association ("GNMA") certificates, are supported by the full faith and credit of the United States; those of the Federal Home Loan Mortgage Corporation ("FHLMC") are supported by the right of the issuer to borrow from the Treasury; those of the Federal National Mortgage Association ("FNMA"), are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and those of the Student Loan Marketing Association are supported only by the credit of the instrumentality. The U.S. government is not obligated by law to provide future financial support to the U.S. government agencies or instrumentalities named above.

Repurchase Agreements
---------------------

As part of its cash reserve position, the Fund may enter into repurchase agreements through which the Fund acquires a security (the "underlying security") from the seller, a well-established securities dealer, or a bank that is a member of the Federal Reserve System. At that time, the bank or securities dealer agrees to repurchase the underlying security at the same price, plus a specified amount of interest. Repurchase agreements are generally for a period of less than one week. The seller must maintain with the Fund's custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the Advisor and/or Sub-Advisor. The Fund will not enter into a repurchase agreement with a maturity of more than seven business days if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements. The Fund will only enter into repurchase agreements where (i) the underlying securities are issued or guaranteed by the U.S. government, (ii) the market value of the underlying security, including accrued interest, will be at all times equal to or in excess of the value of the repurchase agreement, and (iii) payment for the underlying securities is made only upon physical delivery or evidence of book-entry transfer to the account of the custodian or a bank acting as agent. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses, including: (i) a possible decline in the value of the underlying security during the period in which the Fund seeks to enforce its rights thereto; (ii) possible subnormal levels of income and lack of access to income during this period; and (iii) expenses of enforcing the Fund's rights.

Reverse Repurchase Agreements and Leverage
------------------------------------------

The Fund may enter into reverse repurchase agreements which involve the sale of a security by the Fund and its agreement to repurchase the security at a specified time and price. The Fund will maintain in a segregated account with its custodian cash, cash equivalents, or liquid securities in an amount sufficient to cover its obligations under reverse repurchase agreements with broker-dealers (but not with banks). Under the 1940 Act, reverse repurchase agreements are considered borrowings by the Fund; accordingly, the Fund will limit its investments in these transactions, together with any other borrowings, to no more than one-third of its total assets. The use of reverse repurchase agreements by the Fund creates leverage which increases the Fund's investment risk. If the income and gains on securities purchased with the proceeds of these transactions exceed the cost, the Fund's earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or net asset value would decline faster than otherwise would be the case. If the 300% asset coverage required by the 1940 Act should decline as a result of market fluctuation or other reasons, the Fund may be required to sell some of its portfolio securities within three days to reduce the borrowings (including reverse repurchase agreements) and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. The Fund intends to enter into reverse repurchase agreements only if the income from the investment of the proceeds is greater than the expense of the transaction, because the proceeds are invested for a period no longer than the term of the reverse repurchase agreement.

Floating Rate and Variable Rate Obligations and Participation Interests
-----------------------------------------------------------------------

The Fund may purchase floating rate and variable rate obligations, including participation interests therein. Floating rate or variable rate obligations provide that the rate of interest is set as a specific percentage of a designated base rate (such as the prime rate at a major commercial bank) or is reset on a regular basis by a bank or investment banking firm to a market rate. At specified times, the owner can demand payment of the obligation at par plus accrued interest. Variable rate obligations provide for a specified periodic adjustment in the interest rate, while floating rate obligations have an interest rate which changes whenever there is a change in the external interest rate. Frequently, banks provide letters of credit or other credit support or liquidity arrangements to secure these obligations. The quality of the underlying creditor or of the bank, as the case may be, must meet the minimum credit quality standards, as determined by the Advisor and/or Sub-Advisor, prescribed for the Fund by the Board of Directors with respect to counterparties in repurchase agreements and similar transactions.

The Fund may invest in participation interests purchased from banks in floating rate or variable rate obligations owned by banks. A participation interest gives the Fund an undivided interest in the obligation in the proportion that the Fund's participation interest bears to the total principal amount of the obligation, and provides a demand repayment feature. Each participation is backed by an irrevocable letter of credit or guarantee of a bank (which may be the bank issuing the participation interest or another bank). The bank letter of credit or guarantee must meet the prescribed investment quality standards for the Fund. The Fund has the right to sell the participation instrument back to the issuing bank or draw on the letter of credit on demand for all or any part of the Fund's participation interest in the underlying obligation, plus accrued interest.

Swap Agreements
---------------

The Fund may enter into interest rate, index, and currency exchange rate swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Commonly used swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding minimum or maximum levels.

The "notional amount" of the swap agreement is only a fictive basis on which to calculate the obligations which the parties to a swap agreement have agreed to exchange. Most swap agreements entered into by the Fund would calculate the obligations of the parties to the agreement on a "net basis." Consequently, the Fund's obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The Fund's obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, U.S. Government securities, or high-grade debt obligations, to avoid any potential leveraging of the Fund's portfolio. The Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's net assets.

Whether the Fund's use of swap agreements will be successful in furthering its investment objective will depend on the Advisor's and/or Sub-Advisor's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements will be considered as illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Advisor and/or Sub-Advisor will cause the Fund to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Fund's repurchase agreement guidelines. Certain restrictions imposed on the Fund by the Internal Revenue Code may limit the Fund's ability to use swap agreements. The swaps market is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

When-Issued Securities and Firm Commitment Agreements
-----------------------------------------------------

The Fund may purchase securities on a delayed delivery or "when-issued" basis and enter into firm commitment agreements (transactions whereby the payment obligation and interest rate are fixed at the time of the transaction but the settlement is delayed). The Fund will not purchase securities the value of which is greater than 5% of its net assets on a when-issued or firm commitment basis. The Fund, as purchaser, assumes the risk of any decline in value of the security beginning on the date of the agreement or purchase, and no interest accrues to the Fund until it accepts delivery of the security. The Fund will not use such transactions for leveraging purposes and, accordingly, will segregate cash, cash equivalents, or liquid securities in an amount sufficient to meet its payment obligations thereunder. There is always a risk that the securities may not be delivered and that a Fund may incur a loss or will have lost the opportunity to invest the amount set aside for such transaction in the segregated asset account. Settlements in the ordinary course of business, which may take substantially more than three business days for non-U.S. securities, are not treated by the Funds as when-issued or forward commitment transactions and, accordingly, are not subject to the foregoing limitations, even though some of the risks described above may be present in such transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the Fund's aggregate commitments under these transactions exceed its holdings of cash and securities that do not fluctuate in value (such as short-term money market instruments), the Fund temporarily will be in a leveraged position (i.e., it will have an amount greater than its net assets subject to market risk). Should market values of the Fund's portfolio securities decline while the Fund is in a leveraged position, greater depreciation of its net assets would likely occur than were it not in such a position. As the Fund's aggregate commitments under these transactions increase, the opportunity for leverage similarly increases. The Fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations thereunder.

Commercial Bank Obligations
---------------------------

For the purposes of the Fund's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks and of foreign banks may be general obligations of the parent bank in addition to the issuing bank, or may be limited by the terms of a specific obligation and by government regulation. As with investment in non-U.S. securities in general, investments in the obligations of foreign branches of U.S. banks, and of foreign banks may subject the Fund to investment risks that are different in some respects from those of investments in obligations of domestic issuers. Although the Fund will typically acquire obligations issued and supported by the credit of U.S. or foreign banks having total assets at the time of purchase in excess of $1 billion, this $1 billion figure is not a fundamental investment policy or restriction of the Fund. For the purposes of calculating the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

Temporary Defensive Posture
---------------------------

When a temporary defensive posture in the market is appropriate in the Advisor's and/or Sub-Advisor's opinion, the Fund may temporarily invest up to 100% of its assets in high quality, short-term debt securities and money market instruments, including repurchase agreements. The Fund may also hold other types of securities from time to time, including bonds.

Borrowing
---------

The Fund may borrow from banks an amount not exceeding 30% of the value of its total assets for temporary or emergency purposes and may enter into reverse repurchase agreements. If the income and gains on securities purchased with the proceeds of borrowings or reverse repurchase agreements exceed the cost of such borrowings or agreements, the Fund's earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the cost, earnings or net asset value would decline faster than otherwise would be the case.

Lending of Portfolio Securities
-------------------------------

For the purpose of realizing additional income, the Fund may make secured loans of portfolio securities amounting to not more than 33-1/3% of its net assets. Securities loans are made to broker-dealers or institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent marked to market on a daily basis. The collateral received will consist of cash, short-term U.S. Government securities, bank letters of credit, or such other collateral as may be permitted under the Fund's investment program and by regulatory agencies and approved by the Board of Directors. While the securities are being lent, the Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. The Fund has a right to call each loan and obtain the securities on five business days' notice. The Fund will not have the right to vote equity securities while they are being lent, but it will call a loan in anticipation of any vote in which it seeks to participate.

Portfolio Turnover
------------------

The Fund may trade in securities for short-term gain whenever deemed advisable by the Advisor and/or Sub-Advisor in order to take advantage of anomalies occurring in general market, economic or political conditions. Therefore, the Fund may have a higher portfolio turnover rate than that of some other investment companies, but it is anticipated that the annual portfolio turnover rate of the Fund will not exceed 200%. The portfolio turnover rate is calculated by dividing the lesser of sales or purchases of long-term portfolio securities by the Fund's average month-end long-term investments. High portfolio turnover involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions and other costs that the Fund will bear directly, and may result in the realization of net capital gains, which are generally taxable whether or not distributed to shareholders.

Shares of Investment Companies
------------------------------

The Fund may invest some portion of its assets in shares of other no-load, open-end investment companies and closed-end investment companies to the extent that they may facilitate achieving the objective of the Fund or to the extent that they afford the principal or most practical means of access to a particular market or markets or they represent attractive investments in their own right. The percentage of Fund assets which may be so invested is not limited, provided that the

Fund and its affiliates do not acquire more than 3% of the shares of any such investment company. The provisions of the 1940 Act may also impose certain restrictions on redemption of the Fund's shares in other investment companies. The Fund's purchase of shares of investment companies may result in the payment by a shareholder of duplicative management fees. The Advisor and/or Sub-Advisor will consider such fees in determining whether to invest in other mutual funds. The Fund will invest only in investment companies which do not charge a sales load; however, the Fund may invest in such companies with distribution plans and fees, and may pay customary brokerage commissions to buy and sell shares of closed-end investment companies.

The return on the Fund's investments in investment companies will be reduced by the operating expenses, including investment advisory and administrative fees, of such companies. The Fund's investment in a closed-end investment company may require the payment of a premium above the net asset value of the investment company's shares, and the market price of the investment company thereafter may decline without any change in the value of the investment company's assets. The Fund, however, will not invest in any investment company or trust unless the potential benefits of such investment are sufficient to warrant the payment of any such premium.

As an exception to the above, the Fund has the authority to invest all of its assets in the securities of a single open-end investment company with substantially the same fundamental investment objectives, restrictions, and policies as that of the Fund. The Fund will notify its shareholders prior to initiating such an arrangement.

Illiquid and Restricted Securities
----------------------------------

The Fund may invest up to 15% of its net assets in all forms of "illiquid securities." An investment is generally deemed to be "illiquid" if it cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which such securities are valued by the Fund. "Restricted" securities are securities which were originally sold in private placements and which have not been registered under the Securities Act of 1933 (the "1933 Act"). However, a market exists for certain restricted securities (for example, securities qualifying for resale to certain "qualified institutional buyers" pursuant to Rule 144A under the 1933 Act). Additionally, the Advisor, the Sub-Advisor and the Fund believe that a similar market exists for commercial paper issued pursuant to the private placement exemption of
Section 4(2) of the 1933 Act. The Fund may invest without limitation in these forms of restricted securities if such securities are determined by the Advisor to be liquid in accordance with standards established by the Investment Company's Board of Directors. Under these standards, the Advisor must consider
(a) the frequency of trades and quotes for the security, (b) the number of dealers willing to purchase or sell the security and the number of other potential purchasers, (c) any dealer undertaking to make a market in the security, and (d) the nature of the security and the nature of the marketplace trades (for example, the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The Board, however, will retain sufficient oversight and will be ultimately responsible for the determination.

It is not possible to predict with accuracy how the markets for certain restricted securities will develop. Investing in restricted securities could have the effect of increasing the level of the

Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.

Warrants or Rights
------------------

Warrants or rights may be acquired by a Fund in connection with other securities or separately and provide the Fund with the right to purchase other securities of the issuer at a later date. It is the present intention of each Fund to limit its investments in warrants or rights, valued at the lower of cost or market, to no more than 5% of the value of its net assets. Warrants or rights acquired by the Funds in units or attached to securities will be deemed to be without value for purposes of this restriction.

Reduction In Bond Rating
------------------------

In the event that the rating for any security held by the Fund drops below the minimum acceptable rating applicable to the Fund, the Advisor will determine whether the Fund should continue to hold such an obligation in its portfolio. Bonds rated below BBB or Baa are commonly known as "junk bonds." These bonds are subject to greater fluctuations in value and risk of loss of income and principal due to default by the issuer than are higher rated bonds. The market values of junk bonds tend to reflect short-term corporate, economic, and market developments and investor perceptions of the issuer's credit quality to a greater extent than higher rated bonds. In addition, it may be more difficult to dispose of, or to determine the value of, junk bonds. See Appendix A for a complete description of the bond ratings.

Writing Covered Call Options
----------------------------

The Fund may write (sell) "covered" call options and purchase options to close out options previously written by the Fund. The purpose of writing covered call options is to generate additional premium income for the Fund. This premium income will serve to enhance the Fund's total return and will reduce the effect of any price decline of the security or currency involved in the option. Covered call options will generally be written on securities and currencies which, in the opinion of the Advisor, are not expected to make any major price moves in the near future but which, over the long term, are deemed to be attractive investments for the Fund.

A call option gives the holder (buyer) the "right to purchase" a security or currency at a specified price (the exercise price) at any time until a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he or she may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him or her to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold. To secure his or her obligation to deliver the underlying security or currency in the case of a call option, a writer is required to deposit in escrow the underlying security or currency or other assets in accordance with the rules of the Options Clearing Corporation. The Fund will write only covered call options. This means that the Fund will only write a call option on a security, index, or currency which the Fund already effectively owns or has the right to acquire without additional cost.

Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with the Fund's investment objective. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options, which the Fund will not
do), but capable of enhancing the Fund's total return. When writing a covered call option, the Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, but conversely limits the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, the Fund has no control over when it may be required to sell the underlying securities or currencies, since it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. If a call option which the Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security or currency. The Fund will identify assets for the purpose of segregation to cover the call. The Fund will consider a security or currency covered by a call to be "pledged" as that term is used in its policy which limits the pledging or mortgaging of its assets.

The premium received is the market value of an option. The premium the Fund receives from writing a call option reflects, among other things, the current market price of the underlying security or currency, the relationship of the exercise price to such market price, the historical price volatility of the underlying security or currency, and the length of the option period. Once the decision to write a call option has been made, the Advisor and/or Sub-Advisor, in determining whether a particular call option should be written on a particular security or currency, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by the Fund for writing covered call options will be recorded as a liability in the Fund's statement of assets and liabilities. This liability will be adjusted daily to the option's current market value, which will be the latest sales price at the time at which the net asset value per share of the Fund is computed (close of the regular trading session of the New York Stock Exchange), or, in the absence of such sale, the latest asked price. The liability will be extinguished upon expiration of the option, the purchase of an identical option in a closing transaction, or delivery of the underlying security or currency upon the exercise of the option.

Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit the Fund to write another call option on the underlying security or currency with either a different exercise price or expiration date or both. If the Fund desires to sell a particular security or currency from its portfolio on which it has written a call option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security or currency. There is, of course, no assurance that the Fund will be able to effect such closing transactions at a favorable price. If the Fund cannot enter into such a transaction, it may be required to hold a security or currency that it might otherwise have sold, in which case it would continue to be at market risk with respect to the security or currency. The Fund will pay transaction costs in connection with the purchasing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

Call options written by the Fund will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities or currencies at the time the options are written. From time to time, the Fund may purchase an underlying security or currency for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security or currency from its portfolio. In such cases, additional costs will be incurred.

The Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the Fund.

Writing Covered Put Options
---------------------------

The Fund may write covered put options. With a put option, the purchaser of the option has the right to sell, and the writer (seller) may have the obligation to buy, the underlying security or currency at the exercise price during the option period. So long as the writer is short the put options, the writer may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring the writer to make payment of the exercise price against delivery of the underlying security or currency. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.

The Fund may write put options only on a covered basis, which means that the Fund would maintain in a segregated account cash and liquid securities in an amount not less than the exercise price at all times while the put option is outstanding. (The rules of the Options Clearing Corporation currently require that such assets be deposited in escrow to secure payment of the exercise price.) The Fund would generally write covered put options in circumstances where the Advisor and/or Sub-Advisors wishes to purchase the underlying security or currency for the Fund's portfolio at a price lower than the current market price of the security or currency. In such event the Fund would write a put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Fund would also receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price less the premiums received.

Purchasing Put Options
----------------------

The Fund may purchase put options. As the holder of a put option, the Fund has the right to sell the underlying security or currency at the exercise price at any time during the option period. The Fund may enter into closing sale transactions with respect to such options, exercise them, or permit them to expire. The Fund may purchase put options for defensive purposes in order to protect against an anticipated decline in the value of its securities or currencies. An example of such use of put options is provided below.

The Fund may purchase a put option on an underlying security or currency (a "protective put") owned as a defensive technique in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. For example, a put option may be purchased in order to protect unrealized appreciation of a security or currency where the Advisor and/or Sub-Advisor deems it desirable to continue to hold the security or currency because of tax considerations. The premium paid for the put option and any transaction costs would reduce any capital gain otherwise available for distribution when the security or currency is eventually sold.

The Fund may also purchase put options at a time when the Fund does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, the Fund seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

The Fund will commit no more than 5% of its assets to premiums when purchasing put options. The premium paid by the Fund when purchasing a put option will be recorded as an asset in the Fund's statement of assets and liabilities. This asset will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the Fund's net asset value per share is computed (close of trading on the New York Stock Exchange), or, in the absence of such sale, the latest bid price. The asset will be extinguished upon expiration of the option, the selling (writing) of an identical option in a closing transaction, or the delivery of the underlying security or currency upon the exercise of the option.

Purchasing Call Options
-----------------------

The Fund may purchase call options. As the holder of a call option, the Fund has the right to purchase the underlying security or currency at the exercise price at any time during the option period. The Fund may enter into closing sale transactions with respect to such options, exercise them, or permit them to expire. The Fund may purchase call options for the purpose of increasing its current return or avoiding tax consequences which could reduce its current return. The Fund may also purchase call options in order to acquire the underlying securities or currencies. Examples of such uses of call options are provided below.

Call options may be purchased by the Fund for the purpose of acquiring the underlying securities or currencies for its portfolio. Utilized in this fashion, the purchase of call options enables the Fund involved to acquire the securities or currencies at the exercise price of the call option plus the premium paid. At times the net cost of acquiring securities or currencies in this manner may be less than the cost of acquiring the securities or currencies directly. This technique may also be useful to the Fund in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option rather than the underlying security or currency itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security or currency and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

The Fund will commit no more than 5% of its assets to premiums when purchasing call options. The Fund may also purchase call options on underlying securities or currencies it owns in order to protect unrealized gains on call options previously written by it. A call option would be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options may also be purchased at times to avoid realizing losses that would result in a reduction of the Fund's current return. For example, where the Fund has written a call option on an underlying security or currency having a current market value below the price at which such security or currency was purchased by the Fund, an increase in the market price could result in the exercise of the call option written by the Fund and the realization of a loss on the underlying security or currency with the same exercise price and expiration date as the option previously written.

Description of Futures Contracts
--------------------------------

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (security or currency) for a specified price at a designated date, time, and place. Brokerage fees are incurred when a futures contract is bought or sold and margin deposits must be maintained.

Although futures contracts typically require future delivery of and payment for financial instruments or currencies, the futures contracts are usually closed out before the delivery date. Closing out an open futures contract sale or purchase is effected by entering into an offsetting futures contract purchase or sale, respectively, for the same aggregate amount of the identical type of financial instrument or currency and the same delivery date. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the future Contract.

As an example of an offsetting transaction in which the financial instrument or currency is not delivered, the contractual obligations arising from the sale of one Contract of September Treasury Bills on an exchange may be fulfilled at any time before delivery of the Contract is required (e.g., on a specified date in September, the "delivery month") by the purchase of one Contract of September Treasury Bills on the same exchange. In such instance the difference between the price at which the futures contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Fund.

The Fund may enter into interest rate, S&P Index (or other major market index), or currency futures contracts as a hedge against changes in prevailing levels of stock values, interest rates, or currency exchange rates in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund. The Fund's hedging may include sales of Futures as an offset against the effect of expected increases in currency exchange rates, purchases of such Futures as an offset against the effect of expected declines in currency exchange rates, and purchases of Futures in anticipation of purchasing underlying index stocks prior to the availability of sufficient assets to purchase such stocks or to offset potential increases in the prices of such stocks. When selling options or futures contracts, the Fund will segregate cash and liquid securities to cover any related liability.

The Fund will not enter into futures contracts for speculation and will only enter into futures contracts which are traded on national futures exchanges and are standardized as to maturity date and underlying financial instrument. The principal Futures exchanges in the United States are the Board of Trade of the City of Chicago and the Chicago Mercantile Exchange. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission. Futures are also traded in various overseas markets.

Although techniques other than sales and purchases of futures contracts could be used to reduce the Fund's exposure to currency exchange rate fluctuations, the Fund may be able to hedge its exposure more effectively and perhaps at a lower cost through using futures contracts.

The Fund will not enter into a futures contract if, as a result thereof, more than 5% of the Fund's total assets (taken at market value at the time of entering into the contract) would be committed to "margin" (down payment) deposits on such futures contracts.

A Stock Index contract such as the S&P 500 Stock Index Contract, for example, is an agreement to take or make delivery at a specified future date of an amount of cash equal to $500 multiplied by the difference between the value of the Stock Index at purchase and at the close of the last trading day of the contract. In order to close long positions in the Stock Index contracts prior to their settlement date, the Fund will enter into offsetting sales of Stock Index contracts.

Using Stock Index contracts in anticipation of market transactions involves certain risks. Although the Fund may intend to purchase or sell Stock Index contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for the contracts at any particular time. In addition, the price of Stock Index contracts may not correlate perfectly with the movement in the Stock Index due to certain market distortions. Due to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the Stock Index and movements in the price of Stock Index contracts, a correct forecast of general market trends may not result in a successful anticipatory hedging transaction.

Futures Contracts Generally
---------------------------

Persons who trade in futures contracts may be broadly classified as "hedgers" and "speculators." Hedgers, such as the Fund, whose business activity involves investment or other commitments in debt securities, equity securities, or other obligations, use the Futures markets primarily to offset unfavorable changes in value that may occur because of fluctuations in the value of the securities and obligations held or expected to be acquired by them or fluctuations in the value of the currency in which the securities or obligations are denominated. Debtors and other obligors may also hedge the interest cost of their obligations. The speculator, like the hedger, generally expects neither to deliver nor to receive the financial instrument underlying the futures contract, but, unlike the hedger, hopes to profit from fluctuations in prevailing interest rates, securities prices, or currency exchange rates.

A public market exists in futures contracts covering foreign financial instruments such as U.K. Pound and Japanese Yen, among others. Additional futures contracts may be established from time to time as various exchanges and existing futures contract markets may be terminated or altered as to their terms or methods of operation.

The Fund's Futures transactions will be entered into for traditional hedging purposes; that is, futures contracts will be sold to protect against a decline in the price of securities or currencies that the Fund owns, or futures contracts will be purchased to protect the Fund against an increase in the price of securities or currencies it has a fixed commitment to purchase.

"Margin" with respect to Futures and futures contracts is the amount of funds that must be deposited by the Fund with a broker in order to initiate Futures trading and to maintain the Fund's open positions in futures contracts. A margin deposit ("initial margin") is intended to assure the Fund's performance of the futures contract. The margin required for a particular futures contract is set by the exchange on which the Contract is traded, and may be significantly modified from time to time by the exchange during the term of the Contract. futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the futures contract being traded.

If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin deposit ("margin variation"). However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund. In computing daily net asset values, the Fund will mark to market the current value of its open futures contracts. The Fund expects to earn interest income on its margin deposits.

The prices of futures contracts are volatile and are influenced, among other things, by actual and anticipated changes in interest rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

At best, the correlation between changes in prices of futures contracts and of the securities or currencies being hedged can be only approximate. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for Futures and for securities or currencies, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard futures contracts available for trading, with respect to interest rate levels, maturities, and creditworthiness of issuers. A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest rate trends.

Because of the low margin deposits required, trading of futures contracts involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline. Furthermore, in the case of a futures contract purchase, in order to be certain that the Fund has sufficient assets to satisfy its obligations under a futures contract, the Fund segregates and commits to back the futures contract with money market instruments equal in value to the current value of the underlying instrument less the margin deposit.

Most futures exchanges in the United States limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of Futures positions and subjecting some Futures traders to substantial losses.

Options on Interest Rate and/or Currency Futures Contracts
----------------------------------------------------------

Options on futures contracts are similar to options on fixed income or equity securities or options on currencies, except that options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference on the expiration date between the exercise price of the option and the closing level of the securities or currencies upon which the futures contracts are based. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

As an alternative to purchasing call and put options on Futures, the Fund may purchase call and put options on the underlying securities or currencies. Such options would be used in a manner identical to the use of options on futures contracts. To reduce or eliminate the leverage then employed by the Fund or to reduce or eliminate the hedge position then currently held by the Fund, the Fund may seek to close out an option position by selling an option covering the same securities or contract and having the same exercise price and expiration date.

Forward Currency and Options Transactions
-----------------------------------------

A forward currency contract is an obligation to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. The Fund may either accept or make delivery of the currency at the maturity of the forward contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. The Fund typically engages in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. The Fund might sell a particular currency forward, for example, when it wanted to hold bonds denominated in that currency but anticipated, and sought to be protected against, a decline in the currency against the U.S. dollar. Similarly, the Fund might purchase a currency forward to "lock in" the dollar price of securities denominated in that currency which it anticipated purchasing.

A put option gives the Fund, as purchaser, the right (but not the obligation) to sell a specified amount of currency at the exercise price until the expiration of the option. A call option gives the Fund, as purchaser, the right (but not the obligation) to purchase a specified amount of currency at the exercise price until its expiration. The Fund might purchase a currency put option, for example, to protect itself during the contract period against a decline in the dollar value of a currency in which it holds or anticipates holding securities. If the currency's value should decline against the dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put.

If the value of the currency instead should rise against the dollar, any gain to the Fund would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the dollar of a currency in which the Fund anticipates purchasing securities.

Currency options may be either listed on an exchange or traded  over-the-counter
(OTC). Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation), and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. The Fund will not purchase an OTC option unless the Advisor and/or Sub-Advisor believes that daily valuation for such option is readily obtainable.

INVESTMENT RESTRICTIONS

The Fund has adopted the following fundamental investment policies and restrictions in addition to the policies and restrictions discussed in its prospectus. The policies and restrictions listed below cannot be changed without approval by the holders of a "majority of the outstanding voting securities" of the Fund (which is defined in the 1940 Act to mean the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares). These restrictions provide that the Fund may not:

     1. Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry, except that this limitation shall not apply to securities issued or guaranteed as to principal and interest by the U.S. Government or any of its agencies or instrumentalities.

     2. Buy or sell real estate (including real estate limited partnerships) or commodities or commodity contracts; however, the Fund may invest in securities secured by real estate, or issued by companies which invest in real estate or interests therein, including real estate investment trusts, and may purchase and sell currencies (including forward currency exchange contracts), gold, bullion, futures contracts, and related options generally as described in the Prospectus and Statement of Additional Information.

     3. Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities Act of 1933.

     4. Make loans, except that the Fund may purchase debt securities, enter into repurchase agreements, and make loans of portfolio securities amounting to not more than 33 1/3% of its net assets calculated at the time of the securities lending.

     5. Borrow money, except from banks for temporary or emergency purposes not in excess of 30% of the value of the Fund's total assets. The Fund will not purchase securities while such borrowings are outstanding.

     6.   Change its status as a non-diversified investment company.

     7. Issue senior securities, except as permitted under the 1940 Act, and except that the Investment Company and the Fund may issue shares of common stock in multiple series or classes.

     8. Notwithstanding any other fundamental investment restriction or policy, the Fund may invest all of its assets in the securities of a single open-end investment company with substantially the same fundamental investment objectives, restrictions, and policies as the Fund.

Other current investment policies of the Fund, which are not fundamental and which may be changed by action of the Board of Directors without shareholder approval, are as follows. The Fund may not:

     9.   Invest  in  companies  for  the  purpose  of  exercising   control  or
          management.

     10.  Mortgage,  pledge or hypothecate any of its assets, provided that this
          restriction   shall  not  apply  to  the  transfer  of  securities  in
          connection with any permissible borrowing.

     11. Invest in interests in oil, gas, or other mineral exploration or development programs or leases.

     12. Invest more than 5% of its total assets in securities of companies having, together with their predecessors, a record of less than three years continuous operation.

     13. Purchase securities on margin, provided that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities, except that the Fund may make margin deposits in connection with futures contracts.

     14. Enter into a futures contract if, as a result thereof, more than 5% of the Fund's total assets (taken at market value at the time of entering into the contract) would be committed to margin on such futures contract.

     15. Acquire securities or assets for which there is no readily available market or which are illiquid, if, immediately after and as a result of the acquisition, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.

     16. Make short sales of securities or maintain a short position, except that the Fund may sell short "against the box."

     17. Invest in securities of an issuer if the investment would cause the Fund to own more than 10% of any class of securities of any one issuer.

     18. Acquire more than 3% of the outstanding voting securities of any one investment company.

Certain market strategies and market definitions applicable to the Fund - such as the market capitalization ranges - may be adjusted from time to time to reflect changing market circumstances subject to review and approval by the Fund's Board of Directors.

INVESTMENT COMPANY DIRECTORS AND OFFICERS

The Bylaws of Fremont Mutual Funds, Inc. (the "Investment Company"), the Maryland investment company of which the Fund is a series, authorize a Board of Directors of between three and 15 persons, as fixed by the Board of Directors. A majority of directors may fill vacancies caused by the resignation or death of a director or the expansion of the Board of

Directors. Any director may be removed by vote of the holders of a majority of all outstanding shares of the Investment Company qualified to vote at the meeting.


                                                                                 PRINCIPAL
                                        DATE                                     OCCUPATIONS AND
                                         OF                                      BUSINESS EXPERIENCE
NAME AND ADDRESS                        BIRTH      POSITIONS HELD                FOR PAST FIVE YEARS
David L. Redo(1)(2)(4)                 9-1-37      Chairman and Director         President, CEO, CIO and Director,
Fremont Investment, Advisors, Inc.                                               Fremont Investment, Advisors, Inc.;
333 Market Street, 26th Floor                                                    Managing Director, Fremont Group,
San Francisco, CA  94105                                                         LLC and Fremont Investors, Inc.;
                                                                                 Director, Sequoia Ventures, Sit/Kim
                                                                                 International Investment Associates,
                                                                                 Kern Capital Management LLC and
                                                                                 J.P. Morgan Securities Asia.

Michael H. Kosich(1)(2)                3-30-40     President and Director        7/96 - Present, Managing Director,
Fremont Investment Advisors, Inc                                                 Fremont Investment Advisors, Inc.;
333 Market Street, 26th Floor                                                    10/77 - 7/96, Senior Vice President
San Francisco, CA 94105                                                          President Business Development,
                                                                                 Benham Management.

Richard E. Holmes(3)                   5-14-43     Director                      Vice President and Director,
P.O. Box 479                                                                     BelMar Advisors, Inc. (marketing
Sanibel, FL 33957                                                                firm)

Donald C. Luchessa(3)                  2-18-30     Director                      Principal, DCL Advisory
DCL Advisory                                                                     (marketer for investment advisors).
4105 Shelter Bay Avenue
Mill Valley, CA 94941

David L. Egan(3)                       5-1-34      Director                      President, Fairfield Capital
Fairfield Capital Associates, Inc                                                Associates, Inc. Founding Partner
1640 Sylvaner                                                                    of China Epicure, LLC and
St. Helena, CA 94574                                                             Palisades Trading Company, LLC

Kimun Lee                              6-17-46     Director                      Principal of Resources Consolidated
Resources Consolidated                                                           (a consulting and investment
235 Montgomery Street, Ste 968                                                   banking service group).
San Francisco, CA 94104

Christine D. Timmerman                 6-29-46     Director                      Financial Consultant
71 DeBell Drive
Atherton, CA  94027

Albert W. Kirschbaum(4)                8-17-38     Senior Vice President         Managing Director, Fremont
Fremont Investment Advisors, Inc.                                                Investment Advisors, Inc.
333 Market Street, 26th Floor
San Francisco, CA  94105

Peter F. Landini(4)                    5-10-51     Executive Vice President,     Managing Director, Treasurer, and
Fremont Investment Advisors, Inc.                  and Treasurer                 COO, Fremont Investment
333 Market Street, 26th Floor                                                    Advisors, Inc.; 1/94 - 7/98, Director,
San Francisco, CA 94105                                                          J.P. Morgan Securities, Asia

                                      B-21

Norman Gee                             3-29-50     Vice President                Vice President, Fremont Investment
Fremont Investment Advisors, Inc.                                                Fremont Investment Advisors, Inc.
333 Market Street, 26th Floor
San Francisco, CA 94105

Alexandra W. Kinchen(4)                4-25-45     Vice President                Vice President, Fremont Investment
Fremont Investment Advisors, Inc.                                                Advisors, Inc.
333 Market Street, 26th Floor
San Francisco, CA 94105

Andrew L. Pang(4)                      4-15-49     Vice President                Vice President, Fremont Investment
Fremont Investment Advisors, Inc.                                                Advisors, Inc.
333 Market Street, 26th Floor
San Francisco, CA 94105

W. Kent (Ken) Copa                     10-19-46    Vice President                Vice President, Fremont Investment
Fremont Investment Advisors, Inc.                                                Advisors, Inc.
333 Market Street, 26th Floor
San Francisco, CA 94105

Debra McNeill                          12-5-58     Vice President                3/97 - Present, Vice President,
Fremont Investment Advisors, Inc.                                                Fremont Investment Advisors Inc.,
333 Market Street, 26th Floor                                                    1/96-12/96 Securities Broker, First
San Francisco, CA  94105                                                         Guarantor Securities; 7/90 -12-95
                                                                                 Portfolio Manager, Bidwell &
                                                                                 Riddle Investment Advisory.

Tina Thomas                            8-7-49      Vice President, Secretary,    6/96 -Present  Vice President,
Fremont Investment Advisors, Inc.                  and Chief Compliance          Secretary, and Chief Compliance
333 Market Street, 26th Floor                      Officer                       Officer, Fremont Investment
San Francisco, CA 94105                                                          Advisors, Inc., 9/88 - 5/96 Chief
                                                                                 Compliance Officer and Vice
                                                                                 President, Bailard, Biehl & Kaiser,
                                                                                 Inc. (BB&K); Treasurer, BB&K
                                                                                 International Fund Group, Inc. and
                                                                                 BB&K Fund Group; Principal,
                                                                                 BB&K Fund Services, Inc.

Richard G. Thomas                      1-7-57      Senior Vice President         Vice President, Fremont Investment
Fremont Investment Advisors, Inc.                                                Advisors, Inc.
333 Market Street, 26th Floor
San Francisco, CA 94105

Allyn Hughes                           6-12-60     Vice President                4/93 - Present, Fremont Investment
Fremont Investment Advisors, Inc.                                                Advisors, Inc.
333 Market Street, 26th Floor
San Francisco, CA 94105

Jack Gee                               9-12-59     Vice President and            10/97 - Present, Vice President and
Fremont Investment Advisors, Inc.                  Controller                    Chief Financial Officer, Fremont
333 Market Street, 26th Floor                                                    Investment Advisors, Inc.; 11/95-
San Francisco, CA 94105                                                          10/97, Sife, Inc.;6/91-6/95,
                                                                                 Controller, Concord General Corp

                                      B-22

Conor Sheridan                         7-5-69      Vice President                10/94 - Present, Fremont Investment
Fremont Investment Advisors, Inc.                                                Advisors, Inc.
333 Market Street, 26th Floor
San Francisco, CA 94105

(1) Director who is an "interested person" of the Company due to his affiliation with the Company's investment manager.
(2)  Member of the Executive Committee.
(3)  Member of the Audit Committee and the Contracts Committee.
(4)  Member of the Fremont Investment Committee.

During the fiscal year ended October 31, 1999, Richard E. Holmes and David L. Egan each received $16,000, and Donald C. Luchessa and Kimun Lee each received $12,000 for serving as directors of the Investment Company.

INVESTMENT ADVISORY AND OTHER SERVICES

Management Agreement
--------------------

The Advisor, in addition to providing investment management services, furnishes the services and pays the compensation and travel expenses of persons who perform the executive, administrative, clerical, and bookkeeping functions of the Investment Company, provides suitable office space, necessary small office equipment and utilities, and general purpose accounting forms, supplies, and postage used at the offices of the Investment Company.

The Advisor is responsible to pay sub-transfer agency fees when such entities are engaged in connection with share holdings in the Fund acquired by certain retirement plans.

For its services under the Investment Advisory and Administration Agreement (the "Advisory Agreement"), the Advisor is paid a monthly fee at the annual rate of 0.75% of the Fund's average net assets. The Fund will pay all of its own expenses not assumed by the Advisor, including, but not limited to, the following: custodian, stock transfer, and dividend disbursing fees and expenses; taxes and insurance; expenses of the issuance and redemption of shares of the Fund (including stock certificates, registration or qualification fees and expenses); legal and auditing expenses; and the costs of stationery and forms prepared exclusively for the Fund.

The allocation of general Investment Company expenses among its series is made on a basis that the Directors deem fair and equitable, which may be based on the relative net assets of each series or the nature of the services performed and relative applicability to each series.

As noted in the Prospectus, the Advisor has agreed to reduce some or all of its fees under the Advisory Agreement if necessary to keep total operating expenses, expressed on an annualized basis, at or below the rate of 1.20% of the Fund's average net assets. Any reductions made by the Advisor in its fees are subject to reimbursement by the Fund within the following three years provided the Fund is able to effect such reimbursement and remain in compliance with the foregoing expense limitation. In considering approval of the Fund's Advisory Agreement, the Board of Directors specifically considered and approved the provision which permits the Advisor to seek  reimbursement  of any reduction  made to its fees within the three-year period. The Advisor's ability to request reimbursement is subject to various conditions. First, any reimbursement is subject to the Fund's ability to effect such reimbursement and remain in compliance with the 1.20% limitation on annual operating expenses. Second, the Advisor must specifically request the reimbursement from the Board of Directors. Third, the Board of Directors must approve such reimbursement as appropriate and not inconsistent with the best interests of the Fund and the shareholders at the time such reimbursement is requested. Because of these substantial contingencies, the potential reimbursements will be accounted for as contingent liabilities that are not recordable on the balance sheet of the Fund until collection is probable; but the full amount of the potential liability will appear in a footnote to the Fund's financial statements. At such time as it appears probable that the Fund is able to effect such reimbursement, that the Advisor intends to seek such reimbursement and that the Board of Directors has or is likely to approve the payment of such reimbursement, the amount of the reimbursement will be accrued as an expense of the Fund for that current period.

The Advisory Agreement with respect to the Fund may be renewed annually, provided that any such renewal has been specifically approved by (i) the Board of Directors, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund, and (ii) the vote of a majority of directors who are not parties to the Advisory Agreement or "interested persons" (as defined in the 1940 Act) of any such party, cast in person, at a meeting called for the purpose of voting on such approval. The Advisory Agreement also provides that either party thereto has the right with respect to the Fund to terminate it without penalty upon sixty (60) days' written notice to the other party, and that the Advisory Agreement terminates automatically in the event of its assignment (as defined in the 1940 Act).

The Advisor's employees may engage in personal securities transactions. However, the Investment Company and the Advisor have adopted a Code of Ethics for the purpose of establishing standards of conduct for the Advisor's employees with respect to such transactions. The Code of Ethics includes some broad prohibitions against fraudulent conduct, and also includes specific rules, restrictions, and reporting obligations with respect to personal securities transactions of the Advisor's employees. Generally, each employee is required to obtain prior approval of the Advisor's compliance officer in order to purchase or sell a security for the employee's own account. Purchases or sales of securities which are not eligible for purchase or sale by the Fund or any other client of the Advisor are exempted from the prior approval requirement, as are certain other transactions which the Advisor believes present no potential conflict of interest. The Advisor's employees are also required to file with the Advisor quarterly reports of their personal securities transactions.

Sub-Advisors
------------

The Advisory Agreement authorizes the Advisor, at its option and at its sole expense, to appoint a Sub-Advisor, which may assume all or a portion of the responsibilities and obligations of the Advisor pursuant to the Advisory
Agreement as shall be delegated to the Sub-Advisor. Any appointment of a Sub-Advisor and assumption of responsibilities and obligations of the Advisor by such Sub-Advisor is subject to approval by the Board of Directors and, if required by the law, the shareholders of the Fund.

Principal Underwriter
---------------------

The Fund's principal underwriter is First Fund Distributors, Inc., 4455 E. Camelback Road, Suite 261E, Phoenix, Arizona 85018 (the "Distributor"). The Distributor is engaged on a non-exclusive basis to assist in the distribution of shares in various jurisdictions. The Distributor receives compensation from the Advisor and is not paid either directly or indirectly by the Investment Company. The Distributor will receive compensation of $50,000 from the Advisor with respect to the fiscal year ended October 31, 2001 for services as Distributor.

Transfer Agent
--------------

The Advisor has engaged State Street Bank and Trust Company, c/o NFDS, P.O. Box 419343, Kansas City, Missouri, 64141, to serve as Transfer and Dividend Disbursing Agent and shareholder service agent. The Transfer Agent is not involved in determining investment policies of the Fund or its portfolio securities transactions. Its services do not protect shareholders against possible depreciation of their assets. The fees of State Street Bank and Trust Company are paid by the Fund and thus borne by the Fund's shareholders. State Street Bank and Trust Company has contracted with National Financial Data Services to serve as shareholder servicing agent. A depository account has been established at United Missouri Bank of Kansas City through which all payments for the funds will be processed.

The Fund may compensate third-party service providers who act as a shareholder servicing agent or who perform shareholder servicing normally performed by the Fund.

Administrator
-------------

The  Advisor  has  retained  Investment  Company  Administration,   L.L.C.  (the
"Sub-Administrator"),  with  offices  at 2020 East  Financial  Way,  Suite  100,
Glendora, California 91741. The Administration Agreement provides that the Sub-Administrator will prepare and coordinate reports and other materials supplied to the Directors; prepare and/or supervise the preparation and filing of securities filings, prospectuses, statements of additional information, marketing materials; prepare all required filings necessary to maintain the Funds' notice filings to sell shares in all states where the Funds currently do, or intends to do, business; and perform such additional services as may be agreed upon by the Advisor and the Sub-Administrator. For its services, the Advisor (not the Fund) pays the Sub-Administrator an annual fee equal to .02% of the first $1 billion of each Fund's average daily net assets, 0.015% thereafter, subject to a minimum annual fee of $20,000. In addition, the Sub-Administrator will prepare periodic financial reports, shareholder reports and other regulatory reports or filings required for the Funds; coordinate the preparation, printing and mailing of materials required to be sent to shareholders; and perform such additional services as may be agreed upon by the Advisor and the Sub-Administrator. For these additional services, the Advisor (not the Fund) will pay the Sub-Administrator an annual fee of $100,000 for the years 2001 and 2002. After the year 2002, the Sub-Administrator will receive from the Advisor (not the Fund) an annual fee, calculated on each Fund's average daily net assets, equal to 0.005% of the first $2 billion and 0.0025% thereafter.

EXECUTION OF PORTFOLIO TRANSACTIONS

There are occasions in which portfolio transactions for the Fund may be executed as part of concurrent authorizations to purchase or sell the same security for other accounts served by the Advisor and/or Sub-Advisor including other series of the Investment Company. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the Fund, they will be effected only when the Advisor and/or Sub-Advisor believes that to do so will be in the best interest of the Fund. When such concurrent authorizations occur, the objective will be to allocate the executions in a manner which is deemed equitable to the accounts involved, including the Fund and the other series of the Investment Company.

The Fund contemplates purchasing foreign equity and/or fixed-income securities in over-the-counter markets or stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. Fixed commissions on foreign stock transactions and transaction costs with respect to foreign fixed-income securities are generally higher than negotiated commissions on United States transactions, although the Fund will endeavor to achieve the best net results on its portfolio transactions. There is generally less government supervision and regulation of foreign stock exchanges and brokers than in the United States. Foreign security settlements may in some instances be subject to delays and related administrative uncertainties.

Foreign equity securities may be held by the Fund in the form of American Depository Receipts ("ADRs") or similar instruments. ADRs may be listed on stock exchanges or traded in the over-the-counter markets in the United States. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates. The government securities issued by the United States and other countries and money market securities in which the Fund may invest are generally traded in the over-the-counter markets.

Subject to the requirement of seeking the best available prices and executions, the Advisor and/or Sub-Advisor may, in circumstances in which two or more broker-dealers are in a position to offer comparable prices and executions, give preference to broker-dealers who have provided investment research, statistical, and other related services to the Advisor and/or Sub-Advisor for the benefit of the Fund and/or other accounts served by the Advisor and/or Sub-Advisor. Such preferences would only be afforded to a broker-dealer if the Advisor and/or Sub-Advisor determines that the amount of the commission is reasonable in relation to the value of the brokerage and research services provided by that broker-dealer and only to a broker-dealer acting as agent and not as principal. The Advisor and/or Sub-Advisor is of the opinion that, while such information is useful in varying degrees, it is of indeterminable value and does not reduce the expenses of the Advisor and/or Sub-Advisor in managing the Fund's portfolio.

Subject to the requirements of the 1940 Act and procedures adopted by the Board of Directors, the Fund may execute portfolio transactions through any broker or dealer and pay brokerage commissions to a broker which is an affiliated person of the Investment Company, the Advisor, or an affiliated person of such person.

HOW TO INVEST

Price of Shares
---------------

The price to be paid by an investor for shares of the Fund, the public offering price, is based on the net asset value per share which is calculated once daily as of the close of trading (currently 4:00 p.m., Eastern time) each day the New York Stock Exchange is open as set forth below. The New York Stock Exchange is currently closed on weekends and on the following holidays: (i) New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, July 4th, Labor Day, Thanksgiving, and Christmas Day; and (ii) the preceding Friday when any one of those holidays falls on a Saturday or the subsequent Monday when any one of those holidays falls on a Sunday.

The Fund will calculate its net asset value and complete orders to purchase, exchange, or redeem shares only on a Monday through Friday basis (excluding holidays on which the New York Stock Exchange is closed). The Fund's portfolio securities may from time to time be listed on foreign stock exchanges or otherwise traded on foreign markets which may trade on other days (such as Saturday). As a result, the net asset value of the Fund may be significantly affected by such trading on days when a shareholder has no access to the Fund. See also in the Prospectus at "General Investment Policies - Special Considerations in International Investing," "Calculation of Net Asset Value and Public Offering Price," "How to Invest," "How to Redeem Shares," and "Shareholder Account Services and Privileges - Exchanges Between Funds."

     1. Fixed-income obligations with original or remaining maturities in excess of 60 days are valued at the mean of representative quoted bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality, and type. However, in circumstances where the Advisor deems it appropriate to do so, prices obtained for the day of valuation from a bond pricing service will be used. The Fund amortizes to maturity all securities with 60 days or less remaining to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day. Options on currencies purchased by the Fund are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of OTC options. Where market quotations are not readily available, securities are valued at fair value pursuant to methods approved by the Board of Directors.

     2. Equity securities, including ADRs, which are traded on stock exchanges, are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available mean price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors as the primary market. Securities traded in the over-the-counter market are valued at the last available bid price in the over-the-counter market prior to the time of valuation. Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

     3. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of the business day in New York. In addition, European or Far Eastern securities trading may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days which are not business days in New York and on which the Fund's net asset value is not calculated. The calculation of net asset value may not take place contemporaneously with the determination of the prices of securities held by the Fund used in such calculation. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the New York Stock Exchange will not be reflected in the Fund's calculation of net asset value unless the Board of Directors deems that the particular event would materially affect net asset value, in which case an adjustment will be made.

     4. The value of each security denominated in a currency other than U.S. dollars will be translated into U.S. dollars at the prevailing market rate as determined by the Advisor and/or Sub-Advisor.

     5. The Fund's liabilities, including proper accruals of taxes and other expense items, are deducted from total assets and a net asset figure is obtained.

     6. The net assets so obtained are then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearest cent, is the net asset value per share.

OTHER INVESTMENT AND REDEMPTION SERVICES

The Open Account
----------------

When an investor makes an initial investment in the Fund, a shareholder account is opened in accordance with the investor's registration instructions. Each time there is a transaction in a shareholder account, such as an additional investment, redemption, or distribution (dividend or capital gain), the shareholder will receive from the Sub-Transfer Agent a confirmation statement showing the current transaction in the shareholder account, along with a summary of the status of the account as of the transaction date.

Payment and Terms of Offering
-----------------------------

Payment of shares purchased should accompany the purchase order, or funds should be wired to the Sub-Transfer Agent as described in the Prospectus. Payment, other than by wire transfer, must be made by check or money order drawn on a U.S. bank. Checks or money orders must be payable in U.S. dollars and made payable to Fremont Mutual Funds. Third party checks, credit cards, and cash will not be accepted.

As a condition of this offering, if an order to purchase shares is cancelled due to nonpayment (for example, because of a check returned for "not sufficient funds"), the person who made the order will be responsible for reimbursing the Advisor for any loss incurred by reason of such cancellation. If such purchaser is a shareholder, the Fund shall have the authority as agent of the shareholder to redeem shares in the shareholder's account for the then-current net asset value per share to reimburse the Fund for the loss incurred. Such loss shall be the difference between the net asset value of the Fund on the date of purchase and the net asset value on the date of cancellation of the purchase. Investors whose purchase orders have been cancelled due to nonpayment may be prohibited from placing future orders.

The Fund reserves the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons. An order to purchase shares is not binding on the Fund until it has been confirmed in writing by the Sub-Transfer Agent (or other arrangements made with the Fund, in the case of orders utilizing wire transfer of funds) and payment has been received. To protect existing shareholders, the Fund reserves the right to reject any offer for a purchase of shares by any individual.

Redemption In Kind
------------------

The Fund may elect to redeem shares in assets other than cash but must pay in cash (if so requested) all redemptions with respect to any shareholder during any 90-day period in an amount equal to the lesser of (i) $250,000 or (ii) 1% of the net asset value of the Fund at the beginning of such period.

Suspension of Redemption Privileges
-----------------------------------

The Fund may suspend redemption privileges or postpone the date of payment for more than seven calendar days after the redemption order is received during any period (1) when the New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the Exchange is restricted as determined by the SEC, (2) when an emergency exists, as defined by the SEC, which makes it not reasonably practicable for the Investment Company to dispose of securities owned by it or to fairly determine the value of its assets, or (3) as the SEC may otherwise permit.

TAXES - MUTUAL FUNDS

Status as a "Regulated Investment Company"
-----------------------------------------

The Fund will be treated under the Internal Revenue Code of 1986, as amended (the "Code") as a separate entity, and the Fund intends to qualify and elect, and to continue to qualify, to be treated as a separate "regulated investment company" under Subchapter M of the Code. To qualify for the tax treatment afforded a regulated investment company under the Code, the Fund must annually distribute at least 90% of the sum of its investment company taxable income (generally net investment income and certain short-term capital gains), its tax-exempt interest income (if any) and net capital gains, and meet certain diversification of assets and other requirements of the Code. If the Fund qualifies for such tax treatment, it will not be subject to federal income tax on the part of its investment company taxable income and its net capital gain which it distributes to shareholders. To meet the requirements of the Code, the Fund must (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or currencies; (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund's total assets is represented by cash, U.S. Government securities, securities of other regulated investment companies, and other securities, limited, in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses. Income and gain from investing in gold or other commodities will not qualify in meeting the 90% gross income test.

Even though the Fund has elected and intends to continue to qualify as a "regulated investment company," it may be subject to certain federal excise taxes unless the Fund meets certain additional distribution requirements. Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gain net income (both long-term and short-term) for the one-year period ending on October 31 of such year, and (iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by the Fund from its current year's ordinary income and capital gain net income and (ii) any amount on which the Fund pays income tax for the year. The Fund intends to meet these distribution requirements to avoid the excise tax liability.

If for any taxable year the Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of earnings and profits.

Distributions of Net Investment Income
--------------------------------------

Dividends from net investment income (including net short-term capital gains) are taxable as ordinary income. Shareholders will be taxed for federal income tax purposes on dividends from the Fund in the same manner whether such dividends are received as shares or in cash. If the Fund does not receive any dividend income from U.S. corporations, dividends from the Fund will not be eligible for the dividends received deduction allowed to corporations. To the extent that dividends received by the Fund would qualify for the dividends received deduction available to corporations, the Fund must designate in a written notice to shareholders the amount of the Fund's dividends that would be eligible for this treatment

Net Capital Gains
-----------------

Any distributions designated as being made from the Fund's net capital gains will be taxable as long-term capital gains regardless of the holding period of the shareholders of the Fund's shares. The maximum federal capital gains rate for individuals is 20% with respect to capital assets held more than 12 months. The maximum capital gains rate for corporate shareholders is the same as the maximum tax rate for ordinary income.

Capital loss carryforwards result when the Fund has net capital losses during a tax year. These are carried over to subsequent years and may reduce distributions of realized gains in those years. Unused capital loss carryforwards expire in eight years. Until such capital loss carryforwards are offset or expire, it is unlikely that the Board of Directors will authorize a distribution of any net realized gains.

Non-U.S. Shareholders
---------------------

Under the Code, distributions of net investment income by the Fund to a shareholder who, as to the U.S., is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation, or foreign partnership (a "foreign shareholder") will be subject to U.S. tax withholding (at a 30% or lower treaty rate). Withholding will not apply if a dividend paid by the Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business, in which case the reporting and withholding requirements applicable to U.S. citizens, U.S. residents, or domestic corporations will apply. Distributions of net long-term capital gains are not subject to tax withholding, but in the case of a foreign shareholder who is a nonresident alien individual, such distributions ordinarily will be subject to U.S. income tax at a rate of 30% if the individual is physically present in the U.S. for more than 182 days during the taxable year.

Other Information
-----------------

The amount of any realized gain or loss on closing out a futures contract such as a forward commitment for the purchase or sale of foreign currency will generally result in a realized capital gain or loss for tax purposes. Under
Section 1256 of the Code, futures contracts held by the Fund at the end of each fiscal year will be required to be "marked to market" for federal income tax purposes, that is, deemed to have been sold at market value. Sixty percent (60%) of any net gain or loss recognized on these deemed sales and sixty percent (60%) of any net realized gain or loss from any actual sales will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss. Code Section 988 may also apply to currency transactions. Under Section 988 of the Code, each foreign currency gain or loss is generally computed separately and treated as ordinary income or loss. In the case of overlap between Sections 1256 and 988 of the Code, special provisions determine the character and timing of any income, gain, or loss. The Fund will attempt to monitor transactions under Section 988 of the Code to avoid an adverse tax impact. See also "Investment Objective, Policies, and Risk Considerations" in this Statement of Additional Information.

Any loss realized on redemption or exchange of the Fund's shares will be disallowed to the extent shares are reacquired within the 61 day period beginning 30 days before and ending 30 days after the shares are redeemed or exchanged.

Under the Code, the Fund's taxable income for each year will be computed without regard to any net foreign currency loss attributable to transactions after October 31, and any such net foreign currency loss will be treated as arising on the first day of the following taxable year. The Fund may be required to pay withholding and other taxes imposed by foreign countries generally at rates from 10% to 40% which would reduce the Fund's investment income. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is not anticipated that shareholders will be entitled to a foreign tax credit or deduction for such foreign taxes.

The Fund may purchase the securities of certain foreign investment funds or trusts called passive foreign investment companies ("PFICs"). Currently, PFICs are the only or primary means by which the Fund may invest in some countries. If the Fund invests in PFICs, it may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend to shareholders. In addition to bearing their proportionate share of the Fund's expenses, shareholders will also bear indirectly similar expenses of PFICs in which the Fund has invested. Additional charges in the nature of interest may be imposed on either the Fund or its shareholders in respect of deferred taxes arising from such distributions or gains. Capital gains on the sale of such holdings will be deemed to be ordinary income regardless of how long such PFICs are held. If the Fund were to invest in a PFIC and elect to treat the PFIC as a "qualified electing fund" under the Code, in lieu of the foregoing requirements, the Fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the Fund, and such amounts would be subject to the 90% and calendar year distribution requirements described above. In order to qualify for the dividends received deduction, a corporate shareholder must hold the Fund's shares paying the dividends, upon which a dividend received deduction would be based, for at least 46 days during the 90-day period that begins 45 days before the stock becomes ex-dividend with respect to the dividend without protection from risk of loss. Similar requirements apply to the Fund with respect to each qualifying dividend the Fund receives. Shareholders are advised to consult their tax advisor regarding application of these rules to their particular circumstances.

The foregoing is a general abbreviated summary of present United States federal income taxes on dividends and distributions by the Fund. Investors are urged to consult their own tax advisors for more detailed information and for information regarding any foreign, state, and local taxes applicable to dividends and distributions received.

ADDITIONAL INFORMATION

Custodian
---------

State Street Bank & Trust Company, 801 Pennsylvania, Kansas City, Missouri 64105, acts as Custodian for the Investment Company's assets, and as such safekeeps the Fund's portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Investment Company's request, and maintains records in connection with its duties.

Independent Auditors; Financial Statements
------------------------------------------

The Investment Company's independent auditor is PricewaterhouseCoopers LLP, 333 Market Street, San Francisco, California 94105. PricewaterhouseCoopers LLP will conduct an annual audit of the Fund, assist in the preparation of the Fund's federal and state income tax returns, and consult with the Investment Company as to matters of accounting, regulatory filings, and federal and state income taxation.

Legal Opinions
--------------

The validity of the shares of common stock offered hereby will be passed upon by Paul, Hastings, Janofsky & Walker LLP, 345 California Street, San Francisco, California 94104. In addition to acting as counsel to the Investment Company, Paul, Hastings, Janofsky & Walker LLP has acted and may continue to act as counsel to the Advisor and its affiliates in various matters.

Use of Name
-----------

The Advisor has granted the Investment Company the right to use the "Fremont" name and has reserved the rights to withdraw its consent to the use of such name by the Investment Company at any time, or to grant the use of such name to any other company, and the Investment Company has granted the Advisor, under certain conditions, the use of any other name it might assume in the future, with respect to any other investment company sponsored by the Advisor.

Shareholder Voting Rights
-------------------------

The Investment Company currently issues shares in 12 series and may establish additional classes or series of shares in the future. When more than one class or series of shares is outstanding, shares of all classes and series will vote together for a single set of directors, and on other matters affecting the entire Investment Company, with each share entitled to a single vote. On matters affecting only one class or series, only the shareholders of that class or series shall be entitled to vote. On matters relating to more than one class or series but affecting the classes and series differently, separate votes by class and series are required. Shareholders holding 10% of the shares of the Investment Company may call a special meeting of shareholders.

Liability of Directors and Officers
-----------------------------------

The Articles of Incorporation of the Investment Company provide that, subject to the provisions of the 1940 Act, to the fullest extent permitted under Maryland law, no officer or director of the Investment Company may be held personally liable to the Investment Company or its shareholders.

Certain Shareholders
--------------------

To the best knowledge of the Fund, shareholders owning 5% or more of the outstanding shares of the Fund as of record are set forth below:

Other Investment Information
----------------------------

The Advisor directs the management of over $ ______ billion of assets and internally manages over $ ______ billion of assets for retirement plans, foundations, private portfolios, and mutual funds. The Advisor's philosophy is to apply a long-term approach to investing that balances risk and return potential.

Historical annual returns of various market indices may be used to represent the returns of various asset classes as follows:

     (1)  U.S. Stocks: Standard & Poor's 500 Index,
     (2) Foreign Stocks: Morgan Stanley Europe, Australasia and Far East (EAFE) Index;
     (3) Intermediate U.S. Bonds: Lehman Brothers Intermediate Government/ Corporate Bond Index;
     (4) Foreign Bonds: Salomon Brothers Non-U.S. Dollar Bond Index; and Money Market Securities: 1980-1986, 90 day U.S. Treasury Bill rate:
          1987-1998 IBC First Tier Money Market Fund Average.

The total returns for the above indices for the years 1980 through 1999 are as follows (source: Fremont Investment Advisors, Inc.):

               U.S.    Foreign Stocks  Intermediate  Foreign Bonds  Money Market
              Stocks                    U.S. Bonds                   Securities

     1980     32.40%       24.40%          6.40%        14.20%         11.80%
     1981     -5.00%       -1.00%         10.50%        -4.60%          6.10%
     1982     21.30%       -0.90%         26.10%        11.90%         10.70%
     1983     22.30%       24.60%          8.60%         4.40%          8.60%
     1984      6.30%        7.90%         14.40%        -1.90%         10.00%
     1985     31.80%       56.70%         18.10%        35.00%          7.50%
     1986     18.70%       70.00%         13.10%        31.40%          5.90%
     1987      5.10%       24.90%          3.70%        35.20%          6.00%
     1988     16.80%       28.80%          6.70%         2.40%          6.90%
     1989     31.40%       11.10%         12.80%        -3.40%          8.50%
     1990     -3.20%      -23.00%          9.20%        15.30%          7.50%
     1991     30.60%       12.90%         14.60%        16.20%          5.50%
     1992      7.70%      -11.50%          7.20%         4.80%          3.30%
     1993     10.00%       33.30%          8.80%        15.10%          2.60%
     1994      1.30%        8.10%         -1.90%         6.00%          3.60%
     1995     37.50%       11.20%         15.30%        19.60%          5.30%
     1996     23.00%        6.10%          4.10%         4.50%          4.80%
     1997     33.40%        1.80%          7.90%        -4.30%          5.00%
     1998     28.60%       20.00%          9.50%        11.50%          4.90%
     1999     21.00%       27.00%         -2.20%        -5.10%          4.50%

The Fund is best suited as a long-term investment. While it offers higher potential total returns than certificates of deposit or money market funds, it involves added return volatility or risk. The prospective investor must weigh this potential for higher return against the associated higher risk.

The Investment Company offers shares in twelve additional series under separate Prospectuses and Statements of Additional Information.

INVESTMENT RESULTS

The Investment Company may from time to time include information on the investment results of the Fund in advertisements or in reports furnished to current or prospective shareholders.

The average annual rate of return ("T") for a given period is computed by using the redeemable value at the end of the period ("ERV") of a hypothetical initial investment of $1,000 ("P") over the period in years ("n") according to the following formula as required by the SEC:

            n
     P(1+T)   = ERV

The following assumptions will be reflected in computations made in accordance with the formula stated above: (1) reinvestment of dividends and distributions at net asset value on the reinvestment date determined by the Board of Directors; and (2) a complete redemption at the end of any period illustrated. The Fund will calculate total return for one, five, and ten-year periods after such a period has elapsed, and may calculate total returns for other periods as well. In addition, the Fund will provide lifetime average annual total return figures.

The Fund's investment results will vary from time to time depending upon market conditions, the composition of the Fund's portfolio, and operating expenses of the Fund, so that current or past total return should not be considered representations of what an investment in the Fund may earn in any future period. These factors and possible differences in the methods used in calculating investment results should be considered when comparing the Fund's investment results with those published for other investment companies and other investment vehicles. The Fund's results also should be considered relative to the risks associated with the Fund's investment objective and policies.

The Investment Company may from time to time compare the investment results of the Fund with, or refer to, the following:

     1. Average of Savings Accounts, which is a measure of all kinds of savings deposits, including longer-term certificates (based on figures supplied by the U.S. League of Savings Institutions). Savings accounts offer a guaranteed rate of return on principal, but no opportunity for capital growth. During certain periods, the maximum rates paid on some savings deposits were fixed by law.

     2. The Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g., food, clothing, shelter, and fuels, transportation fares, charges for doctors' and dentists' services, prescription medicines, and other goods and services that people buy for day-to-day living).

     3. Statistics reported by Lipper Analytical Services, Inc., which ranks mutual funds by overall performance, investment objectives, and assets.

     4. Standard & Poor's "500" Index, which is a widely recognized index composed of the capitalization-weighted average of the price of 500 large publicly traded U.S. common stocks.

     5.   Dow Jones Industrial Average.

     6.   CNBC/Financial News Composite Index.

     7.   Russell 1000 Index,  which  reflects the common stock price changes of
          the  1,000   largest   publicly   traded  U.S.   companies  by  market
          capitalization.

     8.   Russell 2000 Index,  which  reflects the common stock price changes of
          the  2,000   largest   publicly   traded  U.S.   companies  by  market
          capitalization.

     9.   Russell 3000 Index,  which  reflects the common stock price changes of
          the  3,000   largest   publicly   traded  U.S.   companies  by  market
          capitalization.

     10. Wilshire 5000 Index, which reflects the investment return of the approximately 5,000 publicly traded securities for which daily pricing is available, weighted by market capitalization, excluding income.

     11.  Salomon Brothers Broad Investment Grade Index,  which is a widely used
          index   composed  of  U.S.   domestic   government,   corporate,   and
          mortgage-backed fixed income securities.

     12. Wilshire Associates, an on-line database for international financial and economic data including performance measures for a wide variety of securities.

     13. Morgan Stanley Europe, Australasia and Far East (EAFE) Index, which is composed of foreign stocks.

     14. IFC Emerging Markets Investables Indices, which measure stock market performance in various developing countries around the world.

     15. Salomon Brothers World Bond Index, which is composed of domestic and foreign corporate and government fixed income securities.

     16.  Lehman  Brothers  Government/Corporate  Bond Index,  which is a widely
          used  index  composed  of  investment  quality  U.S.   government  and
          corporate fixed income securities.

     17. Lehman Brothers Government/Corporate Intermediate Bond Index, which is a widely used index composed of investment quality U.S. government and corporate fixed income securities with maturities between one and ten years.

     18. Salomon Brothers World Government Bond Index, which is a widely used index composed of U.S. and non-U.S. government fixed income securities of the major countries of the World.

     19.  90-day  U.S.  Treasury  Bills  Index,   which  is  a  measure  of  the
          performance of constant maturity 90-day U.S. Treasury Bills.

     20. IBC First Tier Money Fund Average, which is an average of the 30-day yield of approximately 250 major domestic money market funds.

     21. Salomon Brothers Non-U.S. World Government Bond Index, which is the World Government Bond index excluding its U.S. market component.

     22. Salomon Brothers Non-Dollar Bond Index, which is composed of foreign corporate and government fixed income securities.

     23. Bear Stearns Foreign Bond Index, which provides simple average returns for individual countries and GNP-weighted index, beginning in 1975. The returns are broken down by local market and currency.

     24. Ibbottson Associates International Bond Index, which provides a detailed breakdown of local market and currency returns since 1960.

     25. The World Bank Publication of Trends in Developing Countries ("TIDE"), which provides brief reports on most of the World Bank's borrowing members. The World Development Report is published annually and looks at global and regional economic trends and their implications for the developing economies.

     26. Datastream and Worldscope, which is an on-line database retrieval service for information including but not limited to international financial and economic data.

     27.  International   Financial   Statistics,   which  is  produced  by  the
          International Monetary Fund.

     28. Various publications and annual reports such as the World Development Report, produced by the World Bank and its affiliates.

     29. Various publications from the International Bank for Reconstruction and Development/The World Bank.

     30. Various publications including but not limited to ratings agencies such as Moody's Investors Service, Fitch Investors Service, and Standard Poor's Ratings Group.

     31. Various publications from the Organization for Economic Cooperation and Development.

Indices prepared by the research departments of such financial organizations as J.P. Morgan; Lehman Brothers; S.G. Warburg; Jardine Fleming; the Asian
Development Bank; Bloomberg, L.P.; Morningstar, Inc; Salomon Brothers, Inc.; Merrill Lynch, Pierce, Fenner & Smith, Inc.; Morgan Stanley; Bear Stearns & Co., Inc.; Prudential Securities, Inc.; Smith Barney Inc.; and Ibbottson Associates of Chicago, Illinois ("Ibbottson") may be used, as well as information provided by the Federal Reserve and the respective central banks of various countries.

The Investment Company may use performance rankings and ratings reported periodically in national financial publications such as, but not limited to, Money Magazine, Forbes, The Wall Street Journal, Investor's Business Daily, Fortune, Smart Money, Business Week, and Barron's.

The Advisor believes the Fund is an appropriate investment for long-term investment goals including, but not limited to, funding retirement, paying for education, or purchasing a house. The Fund does not represent a complete investment program, and investors should consider the Fund as appropriate for a portion of their overall investment portfolio with regard to their long-term investment goals.

The Advisor believes that a growing number of consumer products, including, but not limited to, home appliances, automobiles, and clothing, purchased by Americans are manufactured abroad. The Advisor believes that investing globally in the companies that produce products for U.S. consumers can help U.S. investors seek protection of the value of their assets against the potentially increasing costs of foreign manufactured goods. Of course, there can be no assurance that there will be any correlation between global investing and the costs of such foreign goods unless there is a corresponding change in value of the U.S. dollar to foreign currencies. From time to time, the Investment Company may refer to or advertise the names of such companies although there can be no assurance that the Fund may own the securities of these companies.

From time to time, the Investment Company may refer to the number of shareholders in the Fund or the aggregate number of shareholders in all Fremont Mutual Funds or the dollar amount of Fund assets under management or rankings by DALBAR Savings, Inc. in advertising materials.

The Fund may compare its performance to that of other compilations or indices of comparable quality to those listed above which may be developed and made available in the future. The Fund may be compared in advertising to Certificates of Deposit (CDs), the Bank Rate Monitor National Index, an average of the quoted rates for 100 leading banks and thrifts in ten U.S. cities chosen to represent the ten largest Consumer Metropolitan statistical areas, or other investments issued by banks. The Fund differs from bank investments in several respects. The Fund may offer greater liquidity or higher potential returns than CDs; but unlike CDs, the Fund will have a fluctuating share price and return and is not FDIC insured. The Fund's performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. (Lipper), an independent service which monitors the performance of mutual funds. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and is prepared without regard to tax consequences. In addition to the mutual fund rankings, the Fund's performance may be compared to mutual fund performance indices prepared by Lipper.

The Investment Company may provide information designed to help individuals understand their investment goals and explore various financial strategies. For example, the Investment Company may describe general principles of investing, such as asset allocation, diversification, and risk tolerance.

Ibbottson provides historical returns of capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices.

The Investment Company may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the Fund. The Fund may also compare performance to that of other compilations or indices that may be developed and made available in the future.

In advertising materials, the Advisor may reference or discuss its products and services, which may include retirement investing, the effects of dollar-cost averaging, and saving for college or a home. In addition, the Advisor may quote financial or business publications and periodicals, including model portfolios or allocations, as they relate to fund management, investment philosophy, and investment techniques.

The Fund may discuss its NASDAQ symbol, CUSIP number, and its current portfolio management team.

From time to time, the Fund's performance also may be compared to other mutual funds tracked by financial or business publications and periodicals. For example, the Fund may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. In addition, the Fund may quote financial or business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques. Rankings that compare the performance of Fremont Mutual Funds to one another in appropriate categories over specific periods of time may also be quoted in advertising.

The Fund may quote various measures of volatility and benchmark correlation such as beta, standard deviation, and R2 in advertising. In addition, the Fund may compare these measures to those of other funds. Measures of volatility seek to compare the Fund's historical share price fluctuations or total returns compared to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data.

The Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in the Fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if a fixed number of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels.

The Fund may be available for purchase through retirement plans of other programs offering deferral of or exemption from income taxes, which may produce superior after-tax returns over time. For example, a $10,000 investment earning a taxable return of 10% annually would have an after-tax value of $17,976 after ten years, assuming tax was deducted from the return each year at a 39.6% rate. An equivalent tax-deferred investment would have an after-tax value of $19,626 after ten years, assuming tax was deducted at a 39.6% rate from the deferred earnings at the end of the ten-year period.

The Fund may describe in its sales material and advertisements how an investor may invest in the Fund through various retirement accounts and plans that offer deferral of income taxes on investment earnings and may also enable an investor to make pre-tax contributions. Because of their advantages, these retirement accounts and plans may produce returns superior to comparable non-retirement investments. The Fund may also discuss these accounts and plans which include the following:

Individual Retirement Accounts (IRAs)
-------------------------------------

Any  individual   who  receives   earned  income  from   employment   (including
self-employment) can contribute up to $2,000 each year to an IRA (or 100% of compensation, whichever is less). If your spouse is not employed, a total of $2,250 may be contributed each year to IRAs set up for each individual (subject to the maximum of $2,000 per IRA). Some individuals may be able to take an income tax deduction for the contribution. Regular contributions may not be made for the year after you become 70 1/2, or thereafter.

Rollover IRAs
-------------

Individuals who receive distributions from qualified retirement plans (other than required distributions) and who wish to keep their savings growing tax-deferred can rollover (or make a direct transfer of) their distribution to a Rollover IRA. These accounts can also receive rollovers or transfers from an existing IRA.

SEP-IRAs and Simple IRAs
------------------------

Simplified employee pension (SEP) plans and SIMPLE plans provide employers and self-employed individuals (and any eligible employees) with benefits similar to Keogh-type plans or 401(k) plans, but with fewer administrative requirements and therefore lower annual administration expenses.

Roth IRA
--------

The Roth IRA allows investment of after-tax dollars in a retirement account that provides tax-free growth. Funds can be withdrawn without federal income tax or penalty after the account has been open for five years and the age of 59 1/2 has been attained.

Profit Sharing (Including 401(k) and Money Purchase Pension Plans)
------------------------------------------------------------------

Corporations can sponsor these qualified defined contribution plans for their employees. A 401(k) plan, a type of profit sharing plan, additionally permits the eligible, participating employees to make pre-tax salary reduction contributions to the plan (up to certain limitations).

The Advisor may from time to time in its sales methods and advertising discuss the risks inherent in investing. The major types of investment risk are market risk, industry risk, credit risk, interest rate risk, and inflation risk. Risk represents the possibility that you may lose some or all of your investment over a period of time. A basic tenet of investing is the greater the potential reward, the greater the risk.

From time to time, the Fund and the Advisor will quote certain information including, but not limited to, data regarding: individual countries, regions, world stock exchanges, and economic and demographic statistics from sources the Advisor deems reliable, including, but not limited to, the economic and financial data of such financial organizations as:

1. Stock market capitalization: Morgan Stanley Capital International World Indices, International Finance Corporation, and Datastream.

2. Stock market trading volume: Morgan Stanley Capital International World Indices, and International Finance Corporation.

3. The number of listed companies: International Finance Corporation, Salomon Brothers, Inc., and S.G. Warburg.

4. Wage rates: U.S. Department of Labor Statistics and Morgan Stanley Capital International World Indices.

5. International industry performance: Morgan Stanley Capital International World Indices, Wilshire Associates, and Salomon Brothers, Inc.

6. Stock market performance: Morgan Stanley Capital International World Indices, International Finance Corporation, and Datastream.

7. The Consumer Price Index and inflation rate: The World Bank, Datastream, and International Finance Corporation.

8.   Gross Domestic Product (GDP): Datastream and The World Bank.

9. GDP growth rate: International Finance Corporation, The World Bank, and Datastream.

10.  Population: The World Bank, Datastream, and United Nations.

11. Average annual growth rate (%) of population: The World Bank, Datastream, and United Nations.

12. Age distribution within populations: Organization for Economic Cooperation and Development and United Nations.

13. Total exports and imports by year: International Finance Corporation, The World Bank, and Datastream.

14. Top three companies by country, industry, or market: International Finance Corporation, Salomon Brothers, Inc., and S.G. Warburg.

15. Foreign direct investments to developing countries: The World Bank and Datastream.

16. Supply, consumption, demand, and growth in demand of certain products, services, and industries, including, but not limited to, electricity, water, transportation, construction materials, natural resources, technology, other basic infrastructure, financial services, health care services and supplies, consumer products and services, and telecommunications equipment and services (sources of such information may include, but would not be limited to, The World Bank, OECD, IMF, Bloomberg, and Datastream).

17. Standard deviation and performance returns for U.S. and non-U.S. equity and bond markets: Morgan Stanley Capital International.

18.  Political and economic structure of countries: Economist Intelligence Unit.

19. Government and corporate bonds - credit ratings, yield to maturity and performance returns: Salomon Brothers, Inc.

20.  Dividend for U.S. and non-U.S. companies: Bloomberg.

In advertising and sales materials, the Advisor may make reference to or discuss its products, services, and accomplishments. Such accomplishments do not provide any assurance that the Fund's investment objective will be achieved.

                       APPENDIX A: DESCRIPTION OF RATINGS

DESCRIPTION OF COMMERCIAL PAPER RATINGS:

MOODY'S INVESTORS SERVICE, INC. employs the designation "Prime-1" to indicate commercial paper having the highest capacity for timely repayment.

Issuers rated Prime-1 "have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protections; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity."

STANDARD & POOR'S RATINGS GROUP'S ratings of commercial paper are graded into four categories ranging from "A" for the highest quality obligations to "D" for the lowest. Issues assigned the highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with numbers 1, 2, and 3 to indicate the relative degree of safety.

A-1 - "This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation."

FITCH INVESTORS SERVICES, INC.'s short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

F-1+ - "Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment."

F-1 - "Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+."

DUFF & PHELPS CREDIT RATING CO. employs the designation "D-1" to indicate high-grade short-term debt.

D-1+ - "Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources or funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations."

D-1 - "Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor."

D-1- - "High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small."

IBCA LIMITED's short-term ratings range from "A1" for the highest quality obligation to "C" for the lowest.

A1 - "Obligations supported by the highest capacity for timely repayment. Where issues possess a particularly strong credit feature, a rating of 'A1+' is assigned."

THOMSON BANKWATCH assigns short-term debt ratings ranging from "TBW-1" to "TBW-4." Important factors that may influence its assessment are the overall financial health of the particular company, and the probability that the government will come to the aid of a troubled institution in order to avoid a default or failure.

TBW-1 - "The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis."

DESCRIPTION OF BOND RATINGS:

MOODY'S INVESTORS SERVICE, INC. rates the long-term debt securities issued by various entities from "Aaa" to "C." The ratings from "Aa" through "B" may be modified by the addition of 1, 2 or 3 to show relative standing within the major rating categories. Investment ratings are as follows:

Aaa - Best quality. These securities "carry the smallest degree of investment risk and are generally referred to as 'gilt edge.' Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues."

Aa - High quality by all standards. "They are rated lower than the best bond because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat greater."

A - Upper medium grade obligations. These bonds possess many favorable investment attributes. "Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future."

Baa - Medium grade obligations. "Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well."

STANDARD & POOR'S RATINGS GROUP rates the long-term debt securities of various entities in categories ranging from "AAA" to "D" according to quality. The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories. Investment ratings are as follows:

AAA - Highest rating. "Capacity to pay interest and repay principal is extremely strong."

AA - High grade. "Very strong capacity to pay interest and repay principal."

A - "Strong capacity to pay interest and repay principal," although "somewhat more susceptible to the adverse effects of change in circumstances and economic conditions than debt in higher rated categories."

BBB - "Adequate capacity to pay interest and repay principal." These bonds normally exhibit adequate protection parameters, but "adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for debt in higher rated categories."

FITCH INVESTORS SERVICES, INC. rates the long-term debt securities of various entities in categories ranging from "AAA" to "D." The ratings from "AA" through "C" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories. Investment ratings are as follows:

AAA - "Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events."

AA - "Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated 'AAA.' Because bonds are rated 'AAA' and 'AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated 'F-1+'."

A - "Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings."

BBB - "Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings."

DUFF & PHELPS CREDIT RATING CO. rates the long-term debt securities of various entities in categories ranging from "AAA" to "DD." The ratings from "AA" through "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories. Investment ratings are as follows:

AAA - "Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt."

AA - "High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions."

A - "Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress."

BBB - "Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles."

IBCA LIMITED rates the long-term debt securities of various entities in categories ranging from "AAA" to "C." The ratings below "AAA" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories. Investment ratings are as follows:

AAA - "Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk substantially."

AA - "Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk, albeit not very significantly."

A - "Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk."

BBB - "Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in other categories."

THOMSON BANKWATCH rates the long-term debt securities of various entities in categories ranging from "AAA" to "D." The ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories. Investment ratings are as follows:

AAA - "Indicates that the ability to repay principal and interest on a timely basis is extremely high."

AA - "Indicates a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category."

A - " Indicates the ability to repay principal and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings."

BBB - "The lowest investment-grade category; indicates an acceptable capacity to repay principal and interest. BBB issues are more vulnerable to adverse developments (both internal and external) than obligations with higher ratings."

                           FREMONT MUTUAL FUNDS, INC.

                                     PART C

Item 23.  Exhibits

     (a)  (1)  Articles of Incorporation -- on file (File No. 811-5632)

          (2)  Articles of Amendment -- on file (File No. 811-5632)

          (3)  Articles  of  Amendment  changing  name  --  on  file  (File  No.
               811-5632)

          (4) Articles Supplementary relating to shares of International Growth Fund -- on file (File No 811-5632 under Post-Effective Amendment No. 16 filed December 29, 1993)

          (5) Articles Supplementary for Income Fund, changing name to Bond Fund -- on file (File No. 811-5632 under Post-Effective Amendment No. 17 filed March 1, 1994)

          (6) Articles Supplementary relating to shares of the International Small-Cap Fund -- on file (File No. 811-5632 under Post-Effective Amendment No. 18 filed April 22, 1994)

          (7) Articles Supplementary relating to shares of the U.S. Micro-Cap Fund -- on file (File No. 811-5632 under Post-Effective Amendment No. 18 filed April 22, 1994)

          (8) Articles Supplementary relating to shares of the Emerging Markets Fund -- on file (File No. 811-5632 under Post-Effective Amendment No. 22 filed April 10, 1996)

          (9) Articles Supplementary relating to shares of the Institutional U.S. Micro Cap Fund -- on file (File No. 811-5632 Under Post-Effective Amendment No. 31 file March 2, 1998)

          (10) Articles Supplementary relating to shares of the U.S. Small Cap Fund -- on file (File No. 811-5632 Under Post-Effective Amendment No. 31 file March 2, 1998)

          (11) Articles  Supplementary  relating  to shares  of the Real  Estate
               Securities   Funds  --  on  file   (File   No.   811-5632   Under
               Post-Effective Amendment No. 31 file March 2, 1998)

          (l2) Articles Supplementary relating to shares of the Select Fund -- on file (File No. 811-5632 Under Post-Effective Amendment No. 31 file March 2, 1998)

          (l3) Articles Supplementary relating to shares of the Fremont New Economy Value Fund - to be filed

     (b) Bylaws -- on file (File No. 811-5632 under Post- Effective Amendment No. 21 filed January 20, 1996)

     (c)  Instruments Defining Rights of Security Holder -Not Applicable

     (d) (1) Amended and Restated Investment Advisory and Administrative Services Agreement relating to Money Market Fund, Global Fund, California Intermediate Tax-Free Fund, Bond Fund, Growth Fund and Emerging Markets Fund on file (File No. 811-5632)

          (2) Investment Advisory and Administrative Services Agreement relating to International Growth Fund - on file (File No. 811-5632 under Post-Effective Amendment No. 17 filed March 1,
               1994)

          (3) Investment Advisory and Administrative Services Agreement relating to International Small-Cap Fund and U.S. Micro-Cap Fund -- on file (File No. 811-5632 under Post-Effective Amendment No. 19 filed August 1, 1994)

          (4) Portfolio Management Agreement with Pacific Investment Management Co. and Fremont Investment Advisors, Inc. for Bond (formerly Income) Fund -- on file (File No. 811-5632 under Post-Effective Amendment No. 17 filed March 1, 1994)

          (5) Portfolio Management Agreement with Acadian Asset Management, Inc. and Fremont Investment Advisors, Inc. for International Small Cap Fund -- on file (File No. 811-5632 under Post-Effective Amendment No. 18 filed April 22, 1994)

          (6) Form of Portfolio Management Agreement with Credit Lyonnais International Asset Management (HK) Limited for Emerging Markets Fund -- on file (File No. 811-5632 under Post-Effective Amendment No. 22 filed April 10, 1996)

          (7) Investment Advisory and Administrative Services Agreement relating to Institutional U.S. Micro Cap Fund -- on file (File No. 811-5632 Under Post-Effective Amendment No. 31 file March 2,
               1998)

          (8)  Investment   Advisory  and   Administrative   Services  Agreement
               relating to U.S. Small Cap Fund -- on file (File No. 811-5632 Under Post-Effective Amendment No. 31 file March 2, 1998)

          (9) Investment Advisory and Administrative Services Agreement relating to Real Estate Securities Fund -- on file (File No. 811-5632 Under Post-Effective Amendment No. 31 file March 2,
               1998)

          (10) Investment   Advisory  and   Administrative   Services  Agreement
               relating to Select Fund -- on file (File No. 811-5632 Under Post-Effective Amendment No. 31 file March 2, 1998)

          (11) Portfolio Management Agreement with Kern Capital Management LLC and Fremont Investment Advisors, Inc. for U.S. Micro-Cap Fund -- on file (File No. 811-5632 under Post-Effective Amendment No. 31 file March 2, 1998)

          (12) Portfolio Management Agreement with Kern Capital Management LLC and Fremont Investment Advisors, Inc. for Institutional U.S. Micro-Cap Fund -- on file (File No. 811-5632 Under Post-Effective Amendment No. 31 file March 2, 1998)

          (13) Portfolio Management Agreement with Kern Capital Management LLC and Fremont Investment Advisors, Inc. for U.S. Small-Cap Fund -- on file (File No. 811-5632 Under Post-Effective Amendment No. 31 file March 2, 1998

          (14) Portfolio Management Agreement with Kensington Investment Group and Fremont Investment Advisors, Inc. for Real Estate Securities Fund -- on file (File No. 811-5632 Under Post-Effective Amendment No. 31 file March 2, 1998)

          (15) Portfolio Management Agreement with Bee & Associates, Inc. and Fremont Investment Advisors, Inc. for International Small Cap Fund B -- on file (File No. 811-5632 Under Post-Effective Amendment No. 32 file April 15, 1998)

          (16) Portfolio Management Agreement with Capital Guardian Trust Company and Fremont Investment Advisors, Inc. for International Growth Fund B -- on file (File No. 811-5632 Under Post-Effective Amendment No. 32 file April 15, 1998)

          (17) Portfolio Management Agreement with Rayner Associates, Inc. and Fremont Investment Advisors, Inc. for California Intermediate Tax-Free Fund - on file (File No. 811-5632 Under Post-Effective Amendment No. 33 file December 15, 1998)

          (18) Contractual Expense Limitation Agreement between Fremont Investment Advisors and each of the Fremont Mutual Funds - (File No. 811-5632 under Post-Effective Amendment No. 34, filed March 1, 1999)

          (19) Investment   Advisory  and   Administrative   Services  Agreement
               relating to Fremont New Economy Value Fund - filed herewith

          (20) Contractual   Expense   Limitation   Agreement   between  Fremont
               Investment Advisors and Fremont Mutual Funds on behalf Fremont New Economy Value Fund - filed herewith

     (e) Distribution Agreement with First Fund Distributors, Inc.-- on file (File No. 811-5632 under Post-Effective Amendment No. 28 filed October 17, 1997)

     (f)  Bonus Profit Sharing Contracts - Not applicable


     (g) (1) Custodian Agreement with The Northern Trust Company -- on file (File No. 811-5632 under Post-Effective Amendment No. 21 filed January 20, 1996)

          (2) Custody Agreement with Investors Fiduciary Trust Company - on file (File No. 811-5632 under Post-Effective Amendment No. 34 filed March 1, 1999)

          (3) Custody Agreement with State Street Bank and Trust Company - on file (File No. 811-5632 under Post-Effective Amendment No. 35 filed February 10, 2000)

     (h) (1) Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement with Fremont Investment Advisors, Inc. -- on file (File No. 811-5632 under Post-Effective Amendment No. 23 filed February 28, 1997)

          (2) Sub-Transfer Agency Agreement with Countrywide Fund Services, Inc. -- on file (File No. 811-5632 under Post-Effective Amendment No. 23 filed February 28, 1997)

          (3) Administration Agreement with Investment Company Administration Corporation (File No. 811-5632 under Post-Effective Amendment No. 28 filed October 17, 1997)

          (4) License Agreement relating to the Mark "Fremont" with Fremont Investment Advisors, Inc. -- on file (File No. 811-5632)

          (5) Investment Accounting Agreement between Investors Fiduciary Trust Company and Fremont Mutual Funds, Inc. -- on file (File No. 811-5632 under Post-Effective Amendment No. 17 filed March 1,
               1994)

          (6)  Sub-Transfer   Agency  Agreement  with  National  Financial  Data
               Services, Inc. -- on file (File No. 811-5632 Under Post-Effective Amendment No. 31 file March 2, 1998)

          (7) Transfer Agency Agreement with National Financial Data Services, Inc. - to be filed

          (8) Investment Accounting Agreement with State Street Bank and Trust Company - on file (File No. 811-5632 under Post-Effective Amendment No. 35 filed February 10, 2000)

     (i)  Opinion of Counsel

          (1) Opinion and Consent of Counsel - on file (File No. 811-5632 under Post-Effective Amendment No. 35 filed February 10, 2000)

          (2) Institutional U.S. Micro-Cap Fund B -- on file (File No. 811-5632 Under Post-Effective Amendment No. 31 file March 2, 1998)

          (3) U.S. Small Cap Fund -- on file (File No. 811-5632 Under Post-Effective Amendment No. 31 file March 2, 1998)

          (4) Real Estate Securities Fund -- on file (File No. 811-5632 Under Post-Effective Amendment No. 31 file March 2, 1998)

          (5) Select Fund -- on file (File No. 811-5632 Under Post-Effective Amendment No. 31 file March 2, 1998)

          (6)  New Economy Value Fund - to be filed

     (j)  Independent Auditors' Consent - Not Applicable

     (k)  Omitted Financial Statements - Not Applicable.

     (l)  Initial Capital Agreements

          (1) Subscription Agreement with initial shareholders -- on file (File No. 811-5632 under Post-Effective Amendment filed May 11, 1992)

          (2) Subscription Agreement with initial shareholders of International Growth Fund - on file (File No. 811-5632 under Post-Effective Amendment No. 16 filed December 29, 1993)

          (3) Subscription Agreement with initial shareholders of International Small-Cap Fund -- on file (File No. 811-5632 under Post-Effective Amendment No. 18 filed April 22, 1994)

          (4)  Subscription   Agreement  with  initial   shareholders   of  U.S.
               Micro-Cap Fund -- on file (File No. 811-5632 under Post-Effective Amendment No. 18 filed April 22, 1994)

     (m) Form of Plan of Distribution Pursuant to Rule 12b-1 -- on file (File No. 811-5632 under Post-Effective Amendment No. 31 file March 2, 1998)

     (n)  Financial Data Schedule. - No Longer Applicable.

     (o)  18f-3 Plan - Not Applicable.

Item 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT

          Stephen D. Bechtel, Jr. and members of his family, including trusts for family members, would be considered controlling persons under applicable Securities and Exchange Commission regulations, on account of their shareholdings in the Funds.

Item 25.  INDEMNIFICATION

          Article VII(g) of the Articles of Incorporation, filed as Exhibit (1),
          Item 24(b), provides for indemnification of certain persons acting on behalf of the Funds.

          The Funds and the Advisor are jointly insured under an errors and omissions policy issued by American International Specialty Lines Insurance Company.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons by the Registrant's charter and bylaws, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in said Act, and is, therefore, unenforceable. In particular, the Articles of the Company provide certain limitations on liability of officers and directors. In the event that a claim for indemnification against such liabilities (other than the payment by the Series of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

          The information required by this item is contained in the Form Adv of the following entities and is incorporated herein by reference:

          NAME OF INVESTMENT ADVISOR                        FILE NO.
          --------------------------                        ---------
          Kern Capital Management LLC                       801-54766
          Pacific Investment Management Company             801-48187
          CMG First State (Hong Kong) LLC
          Kensington Investment Group                       801-44964
          Capital Guardian Trust Company
          Mellon Capital Management Corporation
          SIT Investment Associates, Inc.
          Rayner Associates                                 801-13556

Item 27.  Principal Underwriter.

          (a) First Fund Distributors, Inc. is the principal underwriter for the following investment companies or series thereof:

               Advisors Series Trust
               Allegiance Investment Trust
               Builders Fixed Income Fund, Inc.
               Guinness Flight Investment Funds
               Fleming Mutual Fund Group, Inc.
               Fremont Mutual Funds
               Investors Research Fund, Inc.
               Jurika & Voyles Mutual Funds
               Kayne Anderson Mutual Funds
               Masters' Select Funds Trust
               O'Shaughnessy Funds, Inc.
               PIC Investment Trust
               Purisima Funds
               Professionally Managed Portfolios
               Rainier Investment Management Mutual Funds
               Brandes Investment Funds
               RNC Mutual Fund Group, Inc.
               Trust For Investment Managers
               Dessauer Global Equity Fund

          (b) The following information is furnished with respect to the officers of First Fund Distributors, Inc.:

Name and Principal         Position and Offices with       Positions and Offices
Business Address*          First Fund Distributors, Inc.      with Registrant
-----------------          -----------------------------      ---------------

Robert H. Wadsworth        President and Treasurer                 None

Steven J. Paggioli         Vice President and Secretary     Assistant Secretary

Eric M. Banhazl            Vice President                   Assistant Treasurer

               *The principal business address of persons and entities listed is 4455 E. Camelback Road, Suite 261E, Phoenix, AZ 85018.

          (c)  The distributor receives and annual fee of $50,000 per year.

Item 28.  LOCATION OF ACCOUNTS AND RECORDS

          Accounts, books, and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of the Registrant and its investment manager, Fremont Investment Advisors, Inc., 333 Market Street, 26th Floor, San Francisco, California 94105. Other books and records will be maintained by the sub-advisers to the Funds.

          Records covering stockholder accounts and portfolio transactions are also maintained and kept by the Funds' Transfer Agent, National Financial Data Services, Inc., and by the Custodian and Fund Accountants, Investors Fiduciary Trust Company.

Item 29.  MANAGEMENT SERVICES

          There are no management-related services contracts not discussed in Parts A and B.

Item 30.  UNDERTAKINGS

          (a)  Inapplicable

          (b) The information required by part 5A of the Form N-1A is or will be contained in the latest annual report to shareholders, and Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

               (c) The Registrant undertakes that within five business days after receipt of a written application by shareholders holding in the aggregate at least 1% of the shares then outstanding or shares then having a net asset value of $25,000, which is less, each of whom shall have been a shareholder for at least six months prior to the date of application (hereinafter the "Petitioning Shareholders"), requesting to communicate with other shareholders with a view to obtaining signatures to a request for a meeting for the purpose of voting upon removal of any Director of the Registrant, which application shall be accompanied by a form of communication and request which such Petitioning Shareholders wish to transmit, Registrant will: (i) provide such Petitioning Shareholders with access to a list of the names and addresses of all shareholders of the Registrant; or (ii) inform such Petitioning Shareholders of the approximate number of shareholders and the estimated costs of mailing such communication, and to undertake such mailing promptly after tender by such Petitioning Shareholders to the Registrant of the material to be mailed and the reasonable expenses of such mailing.

                           SIGNATURE OF THE REGISTRANT

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of San Francisco, and the State of California, on the 27th day of September 2000.

                                             FREMONT MUTUAL FUNDS, INC.

                                             By: /S/ DAVID L. REDO
                                                 ----------------------
                                                 DAVID L. REDO
                                                 Chairman

     Pursuant to the requirements of the Securities Act of 1933 this Amendment to the Registration Statement has been signed below by the following persons in the capacities listed, and each on September 27, 2000.

PRINCIPAL EXECUTIVE OFFICER:

/S/ DAVID L. REDO
----------------------------
David L. Redo                                Chairman


PRINCIPAL ACCOUNTING OFFICER:

/S/ JACK GEE
----------------------------
Jack Gee                                     Vice President and Chief
                                             Financial Officer

DIRECTORS:

/s/ RICHARD E. HOLMES*                       Director
-----------------------------
Richard E. Holmes

/s/ DONALD C. LUCHESSA*                      Director
-----------------------------
Donald C. Luchessa

/s/ DAVID L. EGAN*                           Director
-----------------------------
David L. Egan

/s/ KIMUN LEE*                               Director
-----------------------------
Kimun Lee

/s/ CHRISTINE D. TIMMERMAN                   Director
-----------------------------
Christine D Timmerman

/s/ DAVID L. REDO                            Director
-----------------------------
David L. Redo

/s/ MICHAEL H. KOSICH                        Director
-----------------------------
Michael H. Kosich

*By: /s/ ROBERT M. SLOTKY
     ------------------------
     Robert M. Slotky
     Pursuant to Power of Attorney -- on file
           (File No. 811-5632 under Post-Effective
           Amendment No. 31 file March 2, 1998 and filed herewith)

                                INDEX TO EXHIBITS

     EXHIBIT NUMBER        DESCRIPTION
     --------------        -----------

     d(19) Investement Advisory and Administration Agreement relating to Fremont New Economy Value Fund

     d(20) Contractual Expense Limitation Agreement between Fremont Investment Advisors and Fremont Mutual Funds on behalf of Fremont New Economy Value Fund

                           Power of Attorney from Kimun Lee

                           Power of Attorney from Christine Timmerman